Schedule of Investments (unaudited) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
AGL CLO Ltd.(a)(b)
Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.75%, 07/20/34	USD 1,000	$992,000
Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/34	890	882,257
Series 2021-12A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.44%, 07/20/34	500	489,316
AIMCO CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.25%), 6.58%, 04/20/34(a)(b)	3,000	2,966,517
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (3-mo. CME Term SOFR + 2.41%), 7.75%, 10/21/28(a)(b)	500	497,604
Allegro CLO VI Ltd.(a)(b)
Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.07%, 01/17/31	360	352,764
Series 2017-2A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.37%, 01/17/31	2,400	2,333,411
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class BR, (3-mo. CME Term SOFR + 2.41%), 7.71%, 10/13/30	1,000	990,981
Series 2014-3RA, Class C, (3-mo. CME Term SOFR + 2.11%), 7.48%, 01/28/31	1,000	980,172
Apidos CLO XV, Series 2013-15A, Class DRR, (3-mo. CME Term SOFR + 2.96%), 8.29%, 04/20/31(a)(b)	1,000	977,586
Apidos CLO XX, Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 7.52%, 07/16/31(a)(b)	1,000	989,991
Apidos CLO XXXIII, Series 2020-33A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.76%, 10/24/34(a)(b)	2,000	1,991,179
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.74%, 10/22/34(a)(b)	3,000	2,978,421
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (3-mo. CME Term SOFR + 2.96%), 8.27%, 04/15/30(a)(b)	1,500	1,426,890
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/20/30(a)(b)	500	486,277
Ares XXXVII CLO Ltd.(a)(b)
Series 2015-4A, Class A3R, (3-mo. CME Term SOFR + 1.76%), 7.07%, 10/15/30	1,000	987,400
Series 2015-4A, Class BR, (3-mo. CME Term SOFR + 2.06%), 7.37%, 10/15/30	1,750	1,718,216
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.79%, 10/24/31(a)(b)	400	397,512
Atrium XV, Series 15A, Class C, (3-mo. CME Term SOFR + 2.46%), 7.81%, 01/23/31(a)(b)	250	248,540
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.57%, 10/15/30(a)(b)	1,000	988,751
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 6.60%, 01/17/32(a)(b)	1,900	1,890,886
Canyon CLO Ltd., Series 2020-3A, Class C, (3-mo. CME Term SOFR + 2.76%), 8.07%, 01/15/34(a)(b)	500	496,990
Carlyle C17 CLO Ltd., Series C17A, Class BR, (3-mo. CME Term SOFR + 2.11%), 7.48%, 04/30/31(a)(b)	1,000	980,342
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.15%), 8.46%, 07/16/31(a)(b)	500	487,618
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.74%, 10/25/34(a)(b)	1,000	988,832

Security	Par (000)	Value

Asset-Backed Securities (continued)
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.67%, 07/15/33(a)(b)	USD 2,000	$1,991,121
CIFC Funding I Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.72%, 04/25/33(a)(b)	1,500	1,495,613
CIFC Funding II Ltd.(a)(b)
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.07%, 04/17/34	900	888,930
Series 2020-2A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.76%, 10/20/34	1,200	1,192,025
CIFC Funding III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.72%, 10/20/34(a)(b)	1,000	993,791
CIFC Funding Ltd.(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME Term SOFR + 2.21%), 7.52%, 10/18/30	1,000	975,638
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.32%, 04/18/31	1,000	981,390
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.22%, 04/18/31	1,200	1,168,280
CIFC Funding V Ltd., Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 7.32%, 01/15/35(a)(b)	1,000	991,700
Clover CLO LLC(a)(b)
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.71%, 04/20/32	3,500	3,491,250
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.71%, 04/22/34	2,000	1,982,178
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.34%, 07/20/34	1,000	985,600
Clover CLO Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.71%, 10/25/33(a)(b)	1,000	992,702
Dryden 77 CLO Ltd., Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.76%, 05/20/34(a)(b)	3,500	3,472,000
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.69%, 04/22/35(a)(b)	1,200	1,190,412
Elmwood CLO II Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 04/20/34(a)(b)	2,000	1,992,136
Elmwood CLO V Ltd., Series 2022-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.74%, 10/20/34(a)(b)	1,000	995,351
Elmwood CLO VII Ltd.
Series 2020-4A, Class A, (3-mo. CME Term SOFR + 1.65%), 6.96%, 01/17/34(a)(b)	2,000	1,996,776
Series 2020-4A, Class AR, (3-mo. CME Term SOFR + 1.63%), 7.04%, 01/17/34(c)	2,000	2,000,000
Elmwood CLO VIII Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.50%), 6.83%, 01/20/34(a)(b)	2,000	1,998,565
Elmwood CLO XII Ltd., Series 2019-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.29%, 01/20/35(a)(b)	2,000	1,990,400
Flatiron CLO Ltd., Series 2021-1A, Class A1, (3-mo. LIBOR US + 1.11%), 6.69%, 07/19/34(a)(b)	1,931	1,911,514
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3-mo. CME Term SOFR + 2.86%), 8.19%, 04/20/31(a)(b)	1,000	979,294

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Generate CLO Ltd.(a)(b)
Series 2A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.46%, 01/22/31	USD 1,500	$1,471,599
Series 2A, Class DR, (3-mo. CME Term SOFR + 2.86%), 8.21%, 01/22/31	1,800	1,759,081
Series 6A, Class DR, (3-mo. CME Term SOFR + 1.46%), 6.81%, 01/22/35	2,500	2,493,416
Golub Capital Partners CLO Ltd.(a)(b)
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.91%, 01/20/34	1,000	991,945
Series 2020-52A, Class A1, (3-mo. CME Term SOFR + 1.70%), 7.03%, 01/20/34	2,000	2,009,359
Series 2021-53A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.39%, 07/20/34	1,000	997,300
HalseyPoint CLO Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.81%, 04/20/34(a)(b)	2,000	1,980,839
Highbridge Loan Management Ltd.(a)(b)
Series 12A-18, Class B, (3-mo. CME Term SOFR + 2.11%), 7.42%, 07/18/31	1,250	1,228,697
Series 4A-2014, Class A2R, (3-mo. CME Term SOFR + 1.76%), 7.13%, 01/28/30	650	645,385
HPS Loan Management Ltd., Series 6A-2015, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.38%, 02/05/31(a)(b)	1,500	1,472,216
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.27%, 01/17/30(a)(b)	1,000	972,122
Madison Park Funding L Ltd., Series 2021-50A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.72%, 04/19/34(a)(b)	1,270	1,261,932
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR2, (3-mo. CME Term SOFR + 2.16%), 7.48%, 04/19/30(a)(b)	1,000	991,159
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.73%, 04/19/33(a)(b)	1,000	996,822
Madison Park Funding XXVII Ltd.(a)(b)
Series 2018-27A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.39%, 04/20/30	1,000	980,857
Series 2018-27A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.19%, 04/20/30	1,000	974,525
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.69%, 07/17/34(a)(b)	1,070	1,063,366
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.07%, 12/18/30(a)(b)	1,000	979,800
MP CLO III Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.59%, 10/20/30(a)(b)	1,000	967,952
Neuberger Berman CLO XXII Ltd.(a)(b)
Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 10/17/30	400	397,040
Series 2016-22A, Class CR, (3-mo. CME Term SOFR + 2.46%), 7.77%, 10/17/30	1,000	977,457
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2017-26A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.32%, 10/18/30	1,500	1,469,271
Series 2018-27A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.17%, 01/15/30	1,000	974,485

Security	Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO Ltd.(a)(b) (continued)
Series 2019-35A, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.92%, 01/19/33	USD 1,000	$996,660
Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.70%, 10/14/35	3,000	2,980,533
Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.61%, 04/14/35	1,000	991,779
OCP CLO Ltd.(a)(b)
Series 2014-6A, Class BR, (3-mo. CME Term SOFR + 2.41%), 7.72%, 10/17/30	500	494,654
Series 2016-11A, Class BR, (3-mo. CME Term SOFR + 2.71%), 8.06%, 10/26/30	1,500	1,496,305
Series 2017-14A, Class B, (3-mo. CME Term SOFR + 2.21%), 7.59%, 11/20/30	1,000	988,949
Octagon Investment Partners Ltd.(a)(b)
Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.42%, 07/15/30	500	466,694
Series 2017-1A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/20/30	1,000	983,500
Octagon Investment Partners XVII Ltd.(a)(b)
Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 7.01%, 01/25/31	1,000	986,500
Series 2013-1A, Class CR2, (3-mo. CME Term SOFR + 1.96%), 7.31%, 01/25/31	1,000	968,116
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 7.51%, 01/22/30(a)(b)	900	881,840
OHA Credit Funding Ltd.(a)(b)
Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.73%, 07/02/35	1,750	1,738,625
Series 2020-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.74%, 04/18/33	1,000	997,278
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.62%, 02/24/37	1,250	1,237,033
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.70%, 01/18/36	1,500	1,486,506
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (3-mo. CME Term SOFR + 3.16%), 8.51%, 07/23/30(a)(b)	600	586,732
OHA Credit Partners XVI, Series 2021-16A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.72%, 10/18/34(a)(b)	750	745,136
OZLM XXI Ltd., Series 2017-21A, Class B, (3-mo. CME Term SOFR + 2.16%), 7.49%, 01/20/31(a)(b)	1,800	1,774,068
Palmer Square CLO Ltd.(a)(b)
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.34%, 05/21/34	2,500	2,475,000
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.71%), 7.02%, 04/18/31	1,500	1,484,550
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.68%, 11/14/34	1,000	983,973
Series 2020-3A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 6.71%, 11/15/31	1,500	1,496,859
Series 2021-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.72%, 07/15/34	2,000	1,986,958
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.22%, 10/15/34	1,250	1,241,250

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.75%, 04/20/34(a)(b)	USD 2,000	$1,988,000
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3-mo. CME Term SOFR + 3.31%), 8.71%, 06/20/34(a)(b)	500	488,851
Regatta XV Funding Ltd., Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.46%, 10/25/31(a)(b)	1,200	1,193,710
Regatta XVI Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 2.96%), 8.27%, 01/15/33	1,000	996,241
Series 2019-2A, Class D, (3-mo. CME Term SOFR + 4.16%), 9.47%, 01/15/33	1,000	996,773
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.02%, 01/15/34(a)(b)	1,000	989,900
Rockford Tower CLO Ltd.(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.78%, 10/20/30	1,883	1,877,528
Series 2017-3A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.24%, 10/20/30	1,000	969,299
RR Ltd., Series 2018-5A, Class C, (3-mo. CME Term SOFR + 3.36%), 8.67%, 10/15/31(a)(b)	650	636,957
Signal Peak CLO Ltd.(a)(b)
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.86%, 04/20/33	6,000	5,963,400
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 04/20/33	1,650	1,620,061
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.75%, 10/20/34(a)(b)	1,325	1,315,810
Sound Point CLO XXI Ltd., Series 2018-3A, Class A1A, (3-mo. CME Term SOFR + 1.44%), 6.79%, 10/26/31(a)(b)	1,400	1,383,342
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 2.86%), 8.17%, 01/15/30(a)(b)	1,500	1,412,140
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.75%, 10/23/34(a)(b)	1,900	1,882,192
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.72%, 01/16/31(a)(b)	2,262	2,253,888
TICP CLO IX Ltd., Series 2017-9A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.73%, 01/20/31(a)(b)	904	903,391
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.69%, 01/15/34(a)(b)	2,000	1,991,792
TICP CLO X Ltd., Series 2018-10A, Class B, (3-mo. CME Term SOFR + 1.73%), 7.06%, 04/20/31(a)(b)	1,300	1,287,260
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.22%, 07/15/34(a)(b)	1,000	990,300
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/32(a)(b)	1,750	1,735,475
Trimaran CAVU Ltd.(a)(b)
Series 2021-2A, Class B1, (3-mo. CME Term SOFR + 2.01%), 7.36%, 10/25/34	1,500	1,470,450
Series 2022-2A, Class A, (3-mo. CME Term SOFR + 2.50%), 7.83%, 01/20/36	2,500	2,502,885

Security	Par (000)	Value

Asset-Backed Securities (continued)
Trimaran CAVU Ltd.(a)(b) (continued)
Series 2022-2A, Class B1, (3-mo. CME Term SOFR + 3.40%), 8.73%, 01/20/36	USD 1,500	$1,507,800
Whitebox CLO I Ltd., Series 2019-1A, Class ANAR, (3-mo. CME Term SOFR + 1.39%), 6.74%, 07/24/32(a)(b)	1,000	996,011
Whitebox CLO IV Ltd.(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term SOFR + 2.15%), 6.93%, 04/20/36	2,000	2,005,558
Series 2023-4A, Class B1, (3-mo. CME Term SOFR + 2.60%), 7.38%, 04/20/36	1,000	1,001,300

Total Asset-Backed Securities — 16.4% (Cost: $164,937,351)		166,063,556

	Shares

Common Stocks

Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $8,979)(d)(e)	298	11,026

Total Common Stocks — 0.0% (Cost: $8,979)		11,026

	Par (000)

Corporate Bonds

Aerospace & Defense — 4.8%
Boeing Co., 5.15%, 05/01/30(f)	USD 6,775	6,473,503
Bombardier, Inc.(b) 7.50%, 03/15/25	42	41,828
7.13%, 06/15/26(f)	1,322	1,280,832
7.88%, 04/15/27(f)	1,347	1,314,331
7.50%, 02/01/29(f)	1,713	1,625,580
7.45%, 05/01/34	327	370,439
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)	565	558,827
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(f)	1,000	929,490
General Dynamics Corp., 4.25%, 04/01/50(f)	1,260	1,035,241
Moog, Inc., 4.25%, 12/15/27(b)	320	288,934
Northrop Grumman Corp.(f) 4.03%, 10/15/47	2,400	1,837,021
5.25%, 05/01/50	3,050	2,812,428
Rolls-Royce PLC(b) 3.63%, 10/14/25	200	187,000
5.75%, 10/15/27	1,933	1,865,071
RTX Corp.(f) 4.63%, 11/16/48	2,805	2,285,605
3.13%, 07/01/50	3,545	2,204,064
Spirit AeroSystems, Inc.(b) 7.50%, 04/15/25	332	325,651
9.38%, 11/30/29	922	938,259
TransDigm, Inc. 6.25%, 03/15/26(b)	16,639	16,349,160
7.50%, 03/15/27	432	432,785
6.75%, 08/15/28(b)	3,501	3,446,695

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Aerospace & Defense (continued)
TransDigm, Inc. (continued) 6.88%, 12/15/30	USD	281	$275,533
Triumph Group, Inc., 9.00%, 03/15/28(b)		1,348	1,332,911

			48,211,188

Air Freight & Logistics — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)		105	106,159

Automobile Components — 1.4%
Clarios Global LP, 6.75%, 05/15/25(b)		631	626,250
Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/26(g)	EUR	246	249,651
6.25%, 05/15/26(b)(f)	USD	4,933	4,826,663
8.50%, 05/15/27(b)(f)		7,045	7,024,791
6.75%, 05/15/28(b)(f)		1,200	1,171,500
Goodyear Tire & Rubber Co. 5.00%, 07/15/29(f)		207	178,293
5.63%, 04/30/33		53	43,376
SK On Co. Ltd., 5.38%, 05/11/26(g)		200	198,196

			14,318,720

Automobiles — 2.1%
Asbury Automotive Group, Inc. 4.50%, 03/01/28		221	197,842
5.00%, 02/15/32(b)		293	242,762
Ford Motor Co.(f) 3.25%, 02/12/32		908	699,762
6.10%, 08/19/32		5,676	5,346,297
Ford Motor Credit Co. LLC 5.13%, 06/16/25		1,270	1,229,389
2.70%, 08/10/26		613	547,020
4.95%, 05/28/27(f)		400	375,461
6.80%, 05/12/28		886	884,975
5.11%, 05/03/29		200	183,066
7.35%, 03/06/30		635	643,051
7.20%, 06/10/30		1,209	1,215,045
3.63%, 06/17/31		256	206,861
General Motors Co.(f) 6.25%, 10/02/43		940	842,185
5.95%, 04/01/49		3,455	2,930,427
Hyundai Capital America(g) 5.50%, 03/30/26		200	197,376
2.38%, 10/15/27		200	173,147
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(g)		500	433,132
LCM Investments Holdings II LLC(b) 4.88%, 05/01/29		456	387,694
8.25%, 08/01/31		370	359,426
Lithia Motors, Inc., 3.88%, 06/01/29(b)		269	226,713
Nissan Motor Acceptance Co. LLC 6.95%, 09/15/26(b)		3,265	3,288,940
6.95%, 09/15/26		75	75,533
7.05%, 09/15/28		150	149,609
Nissan Motor Co. Ltd., 4.81%, 09/17/30		200	172,499
TML Holdings Pte. Ltd., 4.35%, 06/09/26(g)		200	182,162

			21,190,374

Banks — 4.0%
ABQ Finance Ltd., 3.13%, 09/24/24(g)		200	194,120
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(g)		212	197,340
Agricultural Bank of China Ltd., 1.25%, 01/19/26(g)		200	182,142

Security	Par (000)		Value

Banks (continued)
Australia & New Zealand Banking Group Ltd., (5-year CMT + 1.70%), 2.57%, 11/25/35(a)(b)(f)	USD	5,445	$4,031,021
Bangkok Bank PCL 4.45%, 09/19/28(g)		200	189,682
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(g)		200	166,434
(5-year CMT + 4.73%), 5.00%		222	208,287
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26(g)		200	197,522
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(g)		200	184,000
Bank of China Ltd.(g) 1.00%, 11/02/24		200	189,750
1.40%, 04/28/26		200	180,686
Bank of East Asia Ltd., (5-year CMT + 5.53%), 5.83%(a)(g)(h)		750	596,483
China Construction Bank Corp., (5-year CMT + 2.15%), 2.45%, 06/24/30(a)(g)		200	188,550
First Abu Dhabi Bank PJSC, (5-year CMT + 1.70%), 6.32%, 04/04/34(a)(c)(g)		200	199,750
Freedom Mortgage Corp., 12.00%, 10/01/28(b)		147	149,477
Industrial & Commercial Bank of China Ltd., 2.95%, 06/01/25(g)		200	191,330
Industrial & Commercial Bank of China Macau Ltd., (5-year CMT + 1.65%), 2.88%, 09/12/29(a)(g)		200	193,792
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		9,840	9,395,264
Kasikornbank PCL(a)(g)
(5-year CMT + 1.70%), 3.34%, 10/02/31		468	416,609
(5-year CMT + 3.34%), 4.00%(h)		300	257,502
Macquarie Bank Ltd., 6.80%, 01/18/33(b)(f)		5,110	5,013,478
NongHyup Bank, 4.00%, 01/06/26(g)		200	192,672
QNB Finance Ltd., 2.63%, 05/12/25(g)		200	189,100
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26(g)		200	181,522
SNB Funding Ltd., 2.75%, 10/02/24(g)		200	192,348
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27(f)		9,310	9,208,729
United Overseas Bank Ltd., 1.25%, 04/14/26(g)		200	180,390
Wells Fargo & Co.(f) 5.61%, 01/15/44		4,119	3,652,565
(1-day SOFR + 1.51%), 3.53%, 03/24/28(a)		4,075	3,742,372

			40,062,917

Beverages — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(f)		6,170	5,377,426
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49(f)		5,000	4,788,963
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(i)		2,781	2,098,100
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b) 6.00%, 06/15/27		509	489,133
3.25%, 09/01/28		200	166,758
4.00%, 09/01/29(f)		3,414	2,671,698
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/25(b)		600	584,851
2.13%, 08/15/26(g)	EUR	304	284,860
5.25%, 08/15/27(b)	USD	200	166,899
Ball Corp. 5.25%, 07/01/25		30	29,421
6.00%, 06/15/29(f)		290	281,538
3.13%, 09/15/31(f)		234	183,241

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Beverages (continued)
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)	USD	228	$211,447
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		151	153,265
Mauser Packaging Solutions Holding Co.(b) 7.88%, 08/15/26		4,571	4,409,808
9.25%, 04/15/27		154	134,609
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)		59	57,518
Trivium Packaging Finance BV(b) 5.50%, 08/15/26		2,830	2,638,786
8.50%, 08/15/27		2,393	2,186,926

			26,915,247

Biotechnology — 0.5%
Baxalta, Inc., 5.25%, 06/23/45(f)		6,000	5,344,096

Broadline Retail — 0.1%
Alibaba Group Holding Ltd. 3.60%, 11/28/24		200	194,612
2.70%, 02/09/41		200	119,574
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)		222	208,260

			522,446

Building Materials — 0.8%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		336	324,123
Emerald Debt Merger Sub LLC(b) 6.38%, 12/15/30	EUR	240	252,811
6.63%, 12/15/30	USD	3,889	3,743,842
Jeld-Wen, Inc., 4.63%, 12/15/25(b)		328	314,936
Masonite International Corp., 5.38%, 02/01/28(b)(f)		235	218,578
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)		163	146,255
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)(f)		1,146	1,058,286
Standard Industries, Inc. 2.25%, 11/21/26(g)	EUR	156	145,432
5.00%, 02/15/27(b)	USD	412	381,904
4.75%, 01/15/28(b)		26	23,452
4.38%, 07/15/30(b)		1,443	1,195,091
3.38%, 01/15/31(b)		298	230,348
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		90	81,720

			8,116,778

Building Products — 1.0%
Advanced Drainage Systems, Inc.(b) 5.00%, 09/30/27		173	161,613
6.38%, 06/15/30		724	695,366
Beacon Roofing Supply, Inc.(b) 4.13%, 05/15/29		86	73,530
6.50%, 08/01/30		373	361,478
GYP Holdings III Corp., 4.63%, 05/01/29(b)		350	301,501
Lowe’s Cos., Inc., 5.63%, 04/15/53(f)		4,345	3,949,241
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(b)		113	105,671
SRS Distribution, Inc.(b) 4.63%, 07/01/28		904	780,969
6.13%, 07/01/29(f)		1,062	904,457
6.00%, 12/01/29(f)		880	739,200

Security	Par (000)		Value

Building Products (continued)
White Cap Buyer LLC, 6.88%, 10/15/28(b)(f)	USD	2,121	$1,874,562
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(i)		92	88,764

			10,036,352

Capital Markets — 1.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(f)		447	390,807
Gaci First Investment Co., 4.88%, 02/14/35(g)		200	181,028
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		725	562,664
Huarong Finance II Co. Ltd., 4.63%, 06/03/26(g)		200	174,724
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26(f)		832	772,964
5.25%, 05/15/27(f)		2,656	2,334,571
4.38%, 02/01/29		675	539,770
Jefferies Financial Group, Inc., 5.50%, 10/18/23(f)		4,000	3,997,254
NFP Corp.(b) 4.88%, 08/15/28		105	92,437
6.88%, 08/15/28		401	343,528
7.50%, 10/01/30		170	163,256
State Street Corp., (1-day SOFR + 1.72%), 5.82%, 11/04/28(a)(f)		2,925	2,928,906

			12,481,909

Chemicals — 2.7%
Avient Corp., 7.13%, 08/01/30(b)		180	176,830
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		940	782,636
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		597	554,722
Bluestar Finance Holdings Ltd., 3.38%, 07/16/24(g)		200	195,554
Chemours Co.(b) 5.75%, 11/15/28		68	59,017
4.63%, 11/15/29		261	209,962
CNAC HK Finbridge Co. Ltd., 2.00%, 09/22/25(g)		300	276,738
DuPont de Nemours, Inc., 5.42%, 11/15/48(f)		7,500	6,873,216
Element Solutions, Inc., 3.88%, 09/01/28(b)		3,039	2,622,617
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(g)		200	157,566
Herens Holdco SARL, 4.75%, 05/15/28(b)		490	380,469
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(f)		445	420,280
Ingevity Corp., 3.88%, 11/01/28(b)		100	82,452
LG Chem Ltd., 2.38%, 07/07/31(g)		200	155,522
LYB Finance Co. BV, 8.10%, 03/15/27(b)		6,000	6,361,961
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		240	235,797
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(b) .		996	993,847
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(b)(f)		480	438,585
Scotts Miracle-Gro Co., 4.00%, 04/01/31		250	191,008
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		877	702,854
UPL Corp. Ltd., (5-year CMT + 3.87%), 5.25%(a)(g)(h)		500	381,105
WESCO Distribution, Inc.(b) 7.13%, 06/15/25		1,485	1,488,506
7.25%, 06/15/28(f)		1,384	1,390,715
WR Grace Holdings LLC(b) 4.88%, 06/15/27		224	205,506
5.63%, 08/15/29(f)		2,101	1,699,184
7.38%, 03/01/31		373	361,617

			27,398,266

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies — 1.5%
ADT Security Corp.(b) 4.13%, 08/01/29	USD 91	$76,941
4.88%, 07/15/32	101	84,335
AerCap Global Aviation Trust, (3-mo. CME Term SOFR + 4.56%), 6.50%, 06/15/45(a)(b)	5,000	4,899,109
APX Group, Inc., 5.75%, 07/15/29(b)	555	467,652
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	368	307,280
Fortress Transportation and Infrastructure Investors LLC(b) 6.50%, 10/01/25	1,040	1,022,158
9.75%, 08/01/27	511	528,548
5.50%, 05/01/28(f)	1,180	1,069,772
Garda World Security Corp., 9.50%, 11/01/27(b)	84	80,314
Herc Holdings, Inc., 5.50%, 07/15/27(b)(f)	1,181	1,116,818
Hertz Corp., 5.00%, 12/01/29(b)(f)	439	343,703
LABL, Inc., 9.50%, 11/01/28(b)	710	727,750
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	310	261,862
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)	356	312,390
Prime Security Services Borrower LLC/Prime Finance, Inc.(b) 5.75%, 04/15/26	637	617,997
6.25%, 01/15/28(f)	879	814,102
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(f)	882	707,805
Williams Scotsman International, Inc.(b) 6.13%, 06/15/25	823	814,770
4.63%, 08/15/28	269	240,755
Williams Scotsman, Inc., 7.38%, 10/01/31	589	585,787

		15,079,848

Communications Equipment — 0.3%
CommScope Technologies LLC, 6.00%, 06/15/25(b)(f)	369	351,271
CommScope, Inc., 4.75%, 09/01/29(b)	907	667,139
Viasat, Inc. 5.63%, 09/15/25(b)	1,316	1,215,655
5.63%, 04/15/27(b)	821	711,285
7.50%, 05/30/31	74	48,877
Viavi Solutions, Inc., 3.75%, 10/01/29(b)	412	334,915

		3,329,142

Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 10.38%, 08/01/30	2,257	2,260,476

Construction Materials(b) — 0.1%
American Builders & Contractors Supply Co., Inc., Series A, 3.88%, 11/15/29	24	20,000
BCPE Empire Holdings, Inc., 7.63%, 05/01/27	568	539,447
H&E Equipment Services, Inc., 3.88%, 12/15/28	132	112,714
Resideo Funding, Inc., 4.00%, 09/01/29	97	79,693
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28	117	116,731

		868,585

Consumer Discretionary(b) — 1.5%
Carnival Corp. 7.63%, 03/01/26(f)	273	265,570
5.75%, 03/01/27	1,200	1,086,269
9.88%, 08/01/27	957	999,036
4.00%, 08/01/28	434	376,311
6.00%, 05/01/29(f)	992	846,159
7.00%, 08/15/29	242	238,618
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28	3,660	3,924,504
CoreLogic, Inc., 4.50%, 05/01/28(f)	1,488	1,129,065
Life Time, Inc. 5.75%, 01/15/26	256	248,060

Security	Par (000)	Value

Consumer Discretionary (continued)
Life Time, Inc. (continued) 8.00%, 04/15/26	USD 254	$249,555
Lindblad Expeditions LLC, 6.75%, 02/15/27	480	449,400
NCL Corp. Ltd. 5.88%, 03/15/26	244	225,271
8.38%, 02/01/28	206	208,960
7.75%, 02/15/29	78	72,394
NCL Finance Ltd., 6.13%, 03/15/28(f)	530	467,725
Neptune Bidco U.S., Inc., 9.29%, 04/15/29	128	115,880
Royal Caribbean Cruises Ltd. 4.25%, 07/01/26	200	183,378
5.50%, 08/31/26	313	295,441
5.38%, 07/15/27(f)	378	349,840
11.63%, 08/15/27	284	308,111
5.50%, 04/01/28	162	148,553
8.25%, 01/15/29	302	311,643
9.25%, 01/15/29	606	640,201
7.25%, 01/15/30	515	510,412
Viking Cruises Ltd. 5.88%, 09/15/27(f)	350	319,445
7.00%, 02/15/29	74	68,080
9.13%, 07/15/31	971	971,447
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	283	256,115

		15,265,443

Consumer Finance — 2.3%
Block, Inc.(f) 2.75%, 06/01/26	1,181	1,062,189
3.50%, 06/01/31	2,228	1,750,230
Capital One Financial Corp., (1-day SOFR + 2.64%), 6.31%, 06/08/29(a)(f)	6,980	6,821,533
Global Payments, Inc., 5.95%, 08/15/52(f)	4,547	4,076,725
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)(c)	1,869	1,871,616
KB Kookmin Card Co. Ltd., 4.00%, 06/09/25(g)	200	193,128
Navient Corp. 5.50%, 03/15/29	480	403,205
9.38%, 07/25/30	228	224,865
OneMain Finance Corp. 6.88%, 03/15/25	112	111,112
7.13%, 03/15/26(f)	781	764,897
6.63%, 01/15/28	295	272,188
5.38%, 11/15/29	1,233	1,032,637
4.00%, 09/15/30	141	105,800
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)(f)	788	742,974
Shinhan Card Co. Ltd., 1.38%, 10/19/25(g)	200	181,986
SLM Corp., 3.13%, 11/02/26	347	300,986
Verscend Escrow Corp., 9.75%, 08/15/26(b)	3,791	3,791,660

		23,707,731

Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b) 3.25%, 03/15/26	1,389	1,286,579
4.63%, 01/15/27	1,961	1,851,612
5.88%, 02/15/28	928	893,180
6.50%, 02/15/28	237	234,245
3.50%, 03/15/29	158	134,709
4.88%, 02/15/30(f)	387	348,696
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(f)(g)	200	160,046

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Staples Distribution & Retail (continued)
CK Hutchison International 23 Ltd.(g) 4.75%, 04/21/28(f)	USD	400	$385,296
4.88%, 04/21/33		400	372,168
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(f)		714	675,967
General Mills, Inc.(f) 5.24%, 11/18/25		935	926,576
4.20%, 04/17/28		620	584,502
Kraft Heinz Foods Co. 4.25%, 03/01/31		68	61,944
5.00%, 07/15/35		214	198,386
7.13%, 08/01/39(b)(f)		4,415	4,684,315
4.63%, 10/01/39		100	84,465
5.00%, 06/04/42		12	10,393
4.38%, 06/01/46		158	123,120
5.50%, 06/01/50(f)		2,825	2,575,302
Lamb Weston Holdings,Inc.(b) 4.88%, 05/15/28		460	424,279
4.13%, 01/31/30(f)		515	440,402
4.38%, 01/31/32(f)		266	222,838
Performance Food Group, Inc., 4.25%, 08/01/29(b)		700	604,687
Post Holdings, Inc.(b) 4.63%, 04/15/30(f)		434	371,625
4.50%, 09/15/31		19	15,814
U.S. Foods, Inc. 6.88%, 09/15/28		280	279,412
4.75%, 02/15/29(b)		595	531,792
4.63%, 06/01/30(b)		67	58,210
7.25%, 01/15/32(b)		338	337,659
United Natural Foods, Inc., 6.75%, 10/15/28(b)		53	40,402
Walmart, Inc., Series M, 5.25%, 09/01/35(f)		5,150	5,158,273

			24,076,894

Containers & Packaging — 1.9%
Clydesdale Acquisition Holdings, Inc.(b) 6.63%, 04/15/29		1,027	954,892
8.75%, 04/15/30		633	542,898
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		224	210,560
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		355	340,963
International Paper Co.(f) 8.70%, 06/15/38		4,000	4,635,626
7.30%, 11/15/39		10,000	10,764,550
LABL, Inc., 5.88%, 11/01/28(b)		418	375,247
OI European Group BV, 6.25%, 05/15/28	EUR	175	188,053
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)(f)	USD	353	345,058
Sealed Air Corp.(b) 4.00%, 12/01/27		109	97,260
5.00%, 04/15/29		86	77,324
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		250	242,130

			18,774,561

Diversified Consumer Services — 1.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b) 6.63%, 07/15/26(f)		5,356	5,075,023
9.75%, 07/15/27(f)		3,786	3,386,252
6.00%, 06/01/29		200	149,097

Security	Par (000)		Value

Diversified Consumer Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	USD	2,354	$1,957,851
Clarivate Science Holdings Corp.(b) 3.88%, 07/01/28		1,602	1,386,852
4.88%, 07/01/29(f)		771	657,160
Garda World Security Corp.(b) 4.63%, 02/15/27		194	177,522
7.75%, 02/15/28		860	843,146
Kodit Global Co. Ltd., Series 2023, Class 1, 4.95%, 05/25/26(g)		200	196,130
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29		259	259,350
Service Corp. International 5.13%, 06/01/29		468	432,666
3.38%, 08/15/30(f)		1,318	1,062,308

			15,583,357

Diversified REITs — 1.4%
Crown Castle, Inc.(f) 1.05%, 07/15/26		925	811,666
3.65%, 09/01/27		8,000	7,343,981
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		197	152,526
Iron Mountain, Inc.(b) 4.88%, 09/15/27		606	558,947
7.00%, 02/15/29		876	856,757
5.63%, 07/15/32		493	425,608
MPT Operating Partnership LP/MPT Finance Corp. 2.55%, 12/05/23	GBP	158	187,085
2.50%, 03/24/26		100	92,420
4.63%, 08/01/29(f)	USD	330	233,727
3.50%, 03/15/31		1,801	1,124,670
RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/27		146	132,860
7.25%, 07/15/28		485	476,509
4.50%, 02/15/29(b)		1,704	1,460,252
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		199	162,969
Service Properties Trust, 7.50%, 09/15/25		242	237,749

			14,257,726

Diversified Telecommunication Services — 6.4%
Altice Financing SA(b) 5.13%, 07/15/29		796	565,881
5.75%, 08/15/29		1,675	1,372,719
AT&T, Inc. 4.65%, 06/01/44		28	21,967
4.35%, 06/15/45		95	71,087
3.50%, 09/15/53(f)		15,960	9,860,870
Level 3 Financing, Inc.(b) 3.40%, 03/01/27		1,069	1,000,990
4.63%, 09/15/27		1,727	1,242,002
3.63%, 01/15/29		183	102,480
10.50%, 05/15/30		2,491	2,507,411
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		871	573,510
Sprint Capital Corp.(f) 6.88%, 11/15/28		3,063	3,162,536
8.75%, 03/15/32		2,041	2,361,123
Telecom Italia Capital SA 6.38%, 11/15/33		393	340,760
6.00%, 09/30/34		763	636,175
7.20%, 07/18/36		80	71,183
7.72%, 06/04/38		117	107,055

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA, 5.30%, 05/30/24(b)	USD	1,062	$1,044,146
Telefonica Emisiones SA, 5.21%, 03/08/47(f)		5,000	3,982,327
Verizon Communications, Inc.(f) 6.40%, 09/15/33		9,475	9,713,927
6.55%, 09/15/43		13,225	13,635,829
5.01%, 04/15/49		6,998	6,100,575
Zayo Group Holdings, Inc.(b)(f) 4.00%, 03/01/27		7,103	5,269,613
6.13%, 03/01/28		1,263	811,755

			64,555,921

Electric Utilities — 4.7%
Abu Dhabi National Energy Co. PJSC, 4.38%, 04/23/25(g)		200	195,800
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 1.60%, 01/20/26(g)		200	182,926
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(h)		6,851	6,044,067
Emera, Inc., Series 16-A, (3-mo. LIBOR US + 5.44%), 6.75%, 06/15/76(a)		7,500	7,199,738
Korea Western Power Co. Ltd., 4.13%, 06/28/25(g)		200	193,824
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(g)		161	142,877
Minejesa Capital BV, 4.63%, 08/10/30(g)		200	178,344
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		605	547,434
NextEra Energy Capital Holdings, Inc., (3-mo. LIBOR US + 2.41%), 4.80%, 12/01/77(a)(f)		5,000	4,318,658
NextEra Energy Operating Partners LP(b) 4.25%, 07/15/24		712	696,822
4.25%, 09/15/24		26	24,895
3.88%, 10/15/26		174	157,542
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42(f)		2,750	2,623,064
Pacific Gas and Electric Co., 4.20%, 06/01/41		2,310	1,622,773
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		566	491,571
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.00%, 06/30/30(g)		350	286,454
PG&E Corp., 5.25%, 07/01/30		226	196,408
Progress Energy, Inc., 7.00%, 10/30/31(f)		12,000	12,640,931
Sempra, (5-year CMT + 4.55%), 4.88%(a)(h)		4,375	4,145,252
Southern California Edison Co., 5.88%, 12/01/53(f)		4,000	3,759,126
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(g)		200	170,090
State Grid Overseas Investment BVI Ltd.(g) 1.00%, 08/05/25		200	183,844
3.50%, 05/04/27		200	188,156
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		202	207,071
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(g)		200	188,104
TransAlta Corp., 7.75%, 11/15/29		165	167,063
Vistra Operations Co. LLC(b) 5.50%, 09/01/26		23	21,933
5.63%, 02/15/27		812	769,997
5.00%, 07/31/27		23	21,146

			47,565,910

Electrical Equipment(b) — 0.2%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		714	695,784
GrafTech Finance, Inc., 4.63%, 12/15/28		35	27,065

Security	Par (000)	Value

Electrical Equipment (continued)
Regal Rexnord Corp.
6.05%, 04/15/28	USD 940	$914,307
6.30%, 02/15/30	350	338,090
6.40%, 04/15/33	510	491,236

		2,466,482

Electronic Equipment, Instruments & Components(b) — 0.3%
BWX Technologies, Inc.
4.13%, 06/30/28	70	61,887
4.13%, 04/15/29	248	217,000
Coherent Corp., 5.00%, 12/15/29(f)	687	595,657
Imola Merger Corp., 4.75%, 05/15/29	784	687,098
Vertiv Group Corp., 4.13%, 11/15/28	1,191	1,046,902

		2,608,544

Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27	1,295	1,252,708
6.25%, 04/01/28	98	91,240
Oceaneering International, Inc., 6.00%, 02/01/28(b)(c)	101	95,149
Seadrill Finance Ltd., 8.38%, 08/01/30	222	226,023
Shelf Drilling Holdings, 9.63%, 04/15/29(c)	289	285,749
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	927	908,036
6.88%, 09/01/27	621	602,030
Weatherford International Ltd.(b)
6.50%, 09/15/28	111	111,011
8.63%, 04/30/30(f)	505	508,866

		4,080,812

Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc.(b)
5.13%, 07/15/29	1,142	1,050,533
6.38%, 02/01/31	168	163,358
Covanta Holding Corp.
4.88%, 12/01/29(b)	142	116,497
5.00%, 09/01/30	282	225,036
GFL Environmental, Inc.(b)
4.25%, 06/01/25	26	24,986
3.75%, 08/01/25	443	419,912
5.13%, 12/15/26(f)	2,367	2,254,777
4.00%, 08/01/28	36	31,456
3.50%, 09/01/28	376	323,702
4.75%, 06/15/29(f)	558	496,011
4.38%, 08/15/29	508	441,254
Tervita Corp., 11.00%, 12/01/25(b)	182	190,274
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	1,818	1,697,605

		7,435,401

Financial Services — 6.5%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)	724	595,490
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70%(a)(f)(h)	3,375	2,316,061
Bank of America Corp.(a)(f)
(1-day SOFR + 1.83%), 4.57%, 04/27/33	9,380	8,327,875
(1-day SOFR + 1.99%), 6.20%, 11/10/28	3,090	3,103,956
Barclays PLC, (3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(a)(f)	3,220	3,008,065

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Financial Services (continued)
BNP Paribas SA, (5-year CMT + 3.34%), 4.63%(a)(b)(h)	USD	13,999	$9,940,351
BOC Aviation Ltd., 1.75%, 01/21/26(g)		200	182,424
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)		50	45,668
China Cinda 2020 I Management Ltd.(g) 3.25%, 01/28/27		200	180,852
3.00%, 03/18/27		200	178,638
CITIC Ltd., 3.70%, 06/14/26(g)		200	189,554
Citigroup, Inc.(f) 6.68%, 09/13/43		4,125	4,101,718
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		2,740	2,618,407
CMB International Leasing Management Ltd., 1.88%, 08/12/25(g)		200	185,306
Deutsche Bank AG, (1-day SOFR + 1.87%), 2.13%, 11/24/26(a)(f)		3,260	2,948,183
Freedom Mortgage Corp., 12.25%, 10/01/30		147	150,256
GGAM Finance Ltd.(b) 7.75%, 05/15/26		66	65,340
8.00%, 06/15/28		66	65,870
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(i)		338	322,204
Goldman Sachs Group, Inc., (1-day SOFR + 1.85%), 3.62%, 03/15/28(a)(f)		1,830	1,688,493
Home Point Capital, Inc., 5.00%, 02/01/26(b)		2,309	2,156,828
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25(g)		200	184,818
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		200	174,384
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		475	399,953
JIC Zhixin Ltd., 3.50%, 11/24/27(g)		200	184,964
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(f)		11,000	10,574,090
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b) 5.25%, 10/01/25		67	64,508
4.75%, 06/15/29		398	321,507
MGIC Investment Corp., 5.25%, 08/15/28		337	313,820
Nationstar Mortgage Holdings, Inc.(b) 6.00%, 01/15/27(f)		524	495,139
5.75%, 11/15/31		380	314,344
Permian Resources Operating LLC, 7.00%, 01/15/32		261	257,401
Power Finance Corp. Ltd., 3.75%, 12/06/27(g)		200	182,152
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b) 2.88%, 10/15/26		1,078	949,384
3.88%, 03/01/31		164	130,769
4.00%, 10/15/33		116	87,601
Shriram Finance Ltd., 4.40%, 03/13/24(g)		500	491,500
Spectrum Brands, Inc., 5.00%, 10/01/29(b)		34	30,807
Sumitomo Mitsui Finance & Leasing Co. Ltd., 5.35%, 04/25/28(g)		200	196,179
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		2,585	2,503,707
UniCredit SpA, (5-year CMT + 4.75%), 5.46%, 06/30/35(a)(b)(f)		6,135	5,142,996

			65,371,562

Food Products — 0.6%
Aramark International Finance SARL, 3.13%, 04/01/25(g)	EUR	200	207,348
Aramark Services, Inc.(b) 5.00%, 04/01/25	USD	1,049	1,031,073
6.38%, 05/01/25		1,567	1,591,978

Security	Par (000)		Value

Food Products (continued)
Aramark Services, Inc.(b) (continued) 5.00%, 02/01/28(f)	USD	686	$634,436
B&G Foods, Inc., 8.00%, 09/15/28		162	162,221
Chobani LLC/Chobani Finance Corp., Inc.(b) 7.50%, 04/15/25(f)		1,562	1,547,286
4.63%, 11/15/28		675	595,336
Darling Global Finance BV, 3.63%, 05/15/26(g)	EUR	100	102,293
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)	USD	275	225,589

			6,097,560

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		237	197,831

Ground Transportation — 1.8%
BNSF Funding Trust I, (3-mo. LIBOR US + 2.35%), 6.61%, 12/15/55(a)(f)		6,125	5,962,395
CMHI Finance BVI Co. Ltd., (5-year CMT + 6.62%), 3.88%(a)(g)(h)		200	190,750
CSX Corp., 3.80%, 04/15/50(f)		770	555,771
Forward Air Corp., 9.50%, 10/15/31(c)		521	520,635
Norfolk Southern Corp., 6.00%, 03/15/2105		12,700	10,437,717

			17,667,268

Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc. 2.63%, 11/01/25(g)	EUR	300	302,643
4.63%, 07/15/28(b)(f)	USD	2,191	1,997,488
3.88%, 11/01/29(b)		395	337,595
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)		1,755	1,760,212
Embecta Corp., 6.75%, 02/15/30(b)		67	54,773
Garden Spinco Corp., 8.63%, 07/20/30(b)		328	342,385
Medtronic, Inc., 4.63%, 03/15/45(f)		647	567,460

			5,362,556

Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)		52	46,753
AdaptHealth LLC, 5.13%, 03/01/30(b)		55	42,591
Aetna, Inc., 3.88%, 08/15/47(f)		3,500	2,452,649
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		580	487,200
CHS/Community Health Systems, Inc.(b) 6.00%, 01/15/29		1,404	1,133,844
5.25%, 05/15/30(f)		867	659,073
4.75%, 02/15/31(f)		722	510,974
Elevance Health, Inc., 4.55%, 03/01/48		5,000	4,058,520
Encompass Health Corp. 4.50%, 02/01/28		35	31,889
4.75%, 02/01/30(f)		795	703,329
4.63%, 04/01/31		328	278,039
HCA, Inc. 5.38%, 09/01/26		359	352,322
5.63%, 09/01/28(f)		833	812,225
5.25%, 06/15/49(f)		3,500	2,875,206
HealthEquity, Inc., 4.50%, 10/01/29(b)		1,134	976,799
IQVIA, Inc., 6.50%, 05/15/30(b)		314	307,334
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)		509	437,740
LifePoint Health, Inc. 9.88%, 08/15/30		452	437,595
11.00%, 10/15/30(c)		563	563,000
Medline Borrower LP(b)(f) 3.88%, 04/01/29		362	306,043

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
Medline Borrower LP(b)(f) (continued) 5.25%, 10/01/29	USD 2,815	$2,432,994
ModivCare, Inc., 5.88%, 11/15/25(b)	444	422,049
Molina Healthcare, Inc.(b) 4.38%, 06/15/28(f)	659	590,496
3.88%, 11/15/30	491	406,355
3.88%, 05/15/32(f)	198	158,793
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)	69	63,799
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)	128	123,918
Surgery Center Holdings, Inc.(b) 6.75%, 07/01/25(f)	188	186,590
10.00%, 04/15/27	524	529,895
Teleflex, Inc. 4.63%, 11/15/27	70	64,225
4.25%, 06/01/28(b)(f)	637	569,828
Tenet Healthcare Corp. 4.88%, 01/01/26(f)	4,122	3,948,998
6.25%, 02/01/27	171	165,458
5.13%, 11/01/27	427	397,381
6.13%, 06/15/30	243	227,824
6.75%, 05/15/31(b)	3,342	3,223,260
UnitedHealth Group, Inc., 6.88%, 02/15/38(f)	10,000	11,149,271

		42,134,259

Health Care Technology(b) — 0.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30(f)	2,918	2,440,928
Catalent Pharma Solutions, Inc. 5.00%, 07/15/27(f)	843	773,380
3.13%, 02/15/29(f)	133	109,086
3.50%, 04/01/30	81	66,689
Charles River Laboratories International, Inc. 4.25%, 05/01/28	324	290,556
4.00%, 03/15/31	68	57,545
Fortrea Holdings, Inc., 7.50%, 07/01/30(f)	289	281,201
IQVIA, Inc. 5.00%, 10/15/26	554	529,652
5.00%, 05/15/27(f)	592	558,006

		5,107,043

Hotels, Restaurants & Leisure — 3.8%
Boyd Gaming Corp. 4.75%, 12/01/27	254	233,829
4.75%, 06/15/31(b)(f)	643	547,178
Boyne USA, Inc., 4.75%, 05/15/29(b)	584	510,799
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b) 5.75%, 04/15/25	552	547,767
3.88%, 01/15/28	1,128	1,011,861
4.38%, 01/15/28(f)	2,509	2,261,483
4.00%, 10/15/30	46	38,225
Caesars Entertainment, Inc.(b) 6.25%, 07/01/25	3,336	3,290,339
8.13%, 07/01/27(f)	2,244	2,254,697
4.63%, 10/15/29(f)	1,539	1,303,625
7.00%, 02/15/30	2,151	2,093,056
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)	1,048	1,043,574
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)	1,346	1,216,001

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, Series 2020, 5.50%, 05/01/25(b)	USD 408	$399,508
Champion Path Holdings Ltd.(g) 4.50%, 01/27/26	500	438,495
4.85%, 01/27/28	500	401,745
Churchill Downs, Inc.(b) 5.50%, 04/01/27	1,730	1,649,021
4.75%, 01/15/28	730	658,490
6.75%, 05/01/31	554	523,530
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b) 4.63%, 01/15/29	807	683,933
6.75%, 01/15/30	133	108,408
Fortune Star BVI Ltd.(g) 5.95%, 10/19/25	269	209,352
5.00%, 05/18/26	344	239,194
Hilton Domestic Operating Co., Inc. 5.38%, 05/01/25(b)	319	313,438
5.75%, 05/01/28(b)	638	616,769
3.75%, 05/01/29(b)	356	307,872
4.88%, 01/15/30(f)	833	758,094
4.00%, 05/01/31(b)	248	208,488
3.63%, 02/15/32(b)	12	9,674
Las Vegas Sands Corp. 3.50%, 08/18/26	96	87,363
3.90%, 08/08/29	88	75,102
Light & Wonder International, Inc., 7.50%, 09/01/31	279	275,750
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b).	371	370,191
Marriott International, Inc., Series EE, 5.75%, 05/01/25(f)	1,295	1,292,476
McDonald’s Corp., 4.20%, 04/01/50	480	372,616
Melco Resorts Finance Ltd. 4.88%, 06/06/25(b)	200	188,870
5.25%, 04/26/26(g)	300	276,000
5.75%, 07/21/28(g)	300	260,160
5.38%, 12/04/29(b)	1,000	821,710
5.38%, 12/04/29(g)	383	314,715
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)	440	420,145
MGM China Holdings Ltd. 5.88%, 05/15/26(b)	200	189,516
5.88%, 05/15/26(f)(g)	200	189,516
4.75%, 02/01/27(b)	200	179,834
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	313	266,479
Motion Bondco DAC, 6.63%, 11/15/27(b)	200	185,000
Ontario Gaming GTA LP, 8.00%, 08/01/30	236	236,000
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b) 5.63%, 09/01/29	242	186,340
5.88%, 09/01/31	242	178,475
Sands China Ltd., 5.65%, 08/08/28	200	187,625
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/30(b)	175	150,938
Scientific Games International, Inc.(b)(f) 7.00%, 05/15/28	451	443,292
7.25%, 11/15/29	218	213,640
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(f)	1,100	1,032,768
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)	591	589,502
Station Casinos LLC, 4.63%, 12/01/31(b)(f)	611	488,729

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Studio City Co. Ltd., 7.00%, 02/15/27(g)	USD 200	$188,416
Studio City Finance Ltd.(g)
6.50%, 01/15/28	300	251,865
5.00%, 01/15/29	530	396,959
Sunny Express Enterprises Corp., 2.95%, 03/01/27(g)	200	184,332
Vail Resorts, Inc., 6.25%, 05/15/25(b)	341	339,162
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(f)	602	559,978
Wynn Macau Ltd.
4.88%, 10/01/24(g)	200	194,100
5.50%, 01/15/26(g)	230	213,311
5.63%, 08/26/28(b)(f)	1,267	1,092,787
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)(f)
5.13%, 10/01/29	1,337	1,168,707
7.13%, 02/15/31	559	530,616

		38,471,430

Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)	699	568,483
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)	507	488,545
Dream Finders Homes, Inc., 8.25%, 08/15/28	168	169,137
Lennar Corp., 5.25%, 06/01/26(f)	890	876,684
Mattamy Group Corp., 4.63%, 03/01/30(b)	427	363,411
NCR Corp., 5.00%, 10/01/28(b)	241	215,718
PulteGroup, Inc.
5.00%, 01/15/27	55	53,770
7.88%, 06/15/32	56	61,902
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(f)	684	437,555
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)	15	14,260
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29	429	358,044
3.88%, 10/15/31	70	54,002
Toll Brothers Finance Corp., 4.35%, 02/15/28	35	32,494

		3,694,005

Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28	80	74,608
4.13%, 10/15/30(f)	246	205,094

		279,702

Independent Power and Renewable Electricity Producers — 0.8%
Alexander Funding Trust II, 7.47%, 07/31/28(b)	520	520,681
Calpine Corp.(b)
5.25%, 06/01/26	379	367,964
5.13%, 03/15/28(f)	2,807	2,499,460
5.00%, 02/01/31	3	2,426
Clearway Energy Operating LLC(b)
4.75%, 03/15/28	747	668,087
3.75%, 01/15/32	307	238,656
Greenko Dutch BV, 3.85%, 03/29/26(f)(g)	746	669,482
India Green Energy Holdings, 5.38%, 04/29/24(g)	250	246,250
India Green Power Holdings, 4.00%, 02/22/27(g)	700	612,003
JERA Co., Inc., 3.67%, 04/14/27(g)	200	185,441
NRG Energy, Inc., 6.63%, 01/15/27	618	605,363
ReNew Power Pvt Ltd., 5.88%, 03/05/27(g)	200	184,036

Security	Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(g)	USD 550	$458,452
TerraForm Power Operating LLC(b)
5.00%, 01/31/28	231	209,632
4.75%, 01/15/30	127	108,509

		7,576,442

Industrial Conglomerates — 0.0%
Shanghai Port Group BVI Development 2 Co. Ltd., 1.50%, 07/13/25(g)	200	185,092

Insurance — 4.1%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	280	235,296
AIA Group Ltd., (5-year CMT + 1.76%), 2.70%(a)(g)(h)	200	174,718
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27	41	36,709
6.75%, 10/15/27(f)	2,839	2,640,303
6.75%, 04/15/28	1,167	1,126,218
5.88%, 11/01/29	55	47,631
Allstate Corp., Series B, (3-mo. CME Term SOFR + 3.20%), 8.56%, 08/15/53(a)	5,000	4,933,943
AmWINS Group, Inc., 4.88%, 06/30/29(b)	551	482,802
Aon Global Ltd., 4.25%, 12/12/42	6,500	4,814,172
Farmers Exchange Capital II, (3-mo. LIBOR US + 3.74%), 6.15%, 11/01/53(a)(b)	4,890	4,536,216
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	80	78,637
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(g)	200	172,526
HUB International Ltd.(b)
7.00%, 05/01/26	1,708	1,704,246
7.25%, 06/15/30(f)	2,438	2,433,538
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30	764	769,609
10.50%, 12/15/30	400	406,974
NFP Corp., 8.50%, 10/01/31	273	273,414
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40(b)(f)	12,000	11,708,700
Progressive Corp., Series B, (3-mo. LIBOR US + 2.54%), 8.21%(a)(h)	5,000	4,956,533
Ryan Specialty LLC, 4.38%, 02/01/30(b)	308	268,214

		41,800,399

Interactive Media & Services — 0.6%
Baidu, Inc., 1.63%, 02/23/27	200	174,742
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)	540	414,414
Netflix, Inc.
3.63%, 06/15/25(b)	210	202,610
5.88%, 11/15/28(f)	1,698	1,707,612
5.38%, 11/15/29(b)	2,007	1,958,293
4.88%, 06/15/30(b)	461	436,433
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)	552	491,280
Tencent Holdings Ltd.(g)
3.60%, 01/19/28	200	182,660
3.68%, 04/22/41	200	138,230
Weibo Corp., 3.50%, 07/05/24	200	195,222

		5,901,496

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet Software & Services — 1.1%
ANGI Group LLC, 3.88%, 08/15/28(b)	USD 432	$338,030
Booking Holdings, Inc., 3.55%, 03/15/28(f)	3,375	3,141,745
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/29(b)	777	653,731
Match Group Holdings II LLC(b) 4.13%, 08/01/30	383	316,036
3.63%, 10/01/31(f)	217	171,239
Uber Technologies, Inc.(b) 7.50%, 05/15/25	1,590	1,599,938
8.00%, 11/01/26	645	652,582
7.50%, 09/15/27(f)	1,443	1,454,983
6.25%, 01/15/28	2,220	2,170,860
4.50%, 08/15/29	926	827,711

		11,326,855

IT Services — 0.8%
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(b)	945	833,490
CA Magnum Holdings 5.38%, 10/31/26(b)	964	850,576
5.38%, 10/31/26(g)	700	617,638
Camelot Finance SA, 4.50%, 11/01/26(b)	1,348	1,244,459
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29	661	658,554
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)	592	510,385
Fair Isaac Corp., 4.00%, 06/15/28(b)	393	351,373
Gartner, Inc., 4.50%, 07/01/28(b)	545	497,211
KBR, Inc., 4.75%, 09/30/28(b)	81	71,280
McAfee Corp., 7.38%, 02/15/30(b)(f)	1,181	988,725
Presidio Holdings, Inc., 4.88%, 02/01/27(b)	73	67,486
Twilio, Inc. 3.63%, 03/15/29	259	216,820
3.88%, 03/15/31(f)	558	453,700
Wipro IT Services LLC, 1.50%, 06/23/26(g)	200	178,530
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	799	665,923

		8,206,150

Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28(c)	124	124,930
Mattel, Inc. 3.75%, 04/01/29(b)	122	106,193
6.20%, 10/01/40	513	456,914
5.45%, 11/01/41(f)	540	445,406

		1,133,443

Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 9.00%, 10/01/30	1,266	1,279,296

Machinery — 0.8%
Chart Industries, Inc.(b) 7.50%, 01/01/30(f)	946	951,184
9.50%, 01/01/31	143	151,981
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28	482	456,695
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(i)	166	164,343
Madison IAQ LLC, 5.88%, 06/30/29(b)(f)	658	529,849
Terex Corp., 5.00%, 05/15/29(b)(f)	688	616,121
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)	1,619	1,586,620

Security	Par (000)	Value

Machinery (continued)
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)(f)	USD 596	$542,496
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	2,802	2,568,113

		7,567,402

Media — 8.1%
Banijay Entertainment SASU, 8.13%, 05/01/29(b)	200	198,502
Cable One, Inc. 0.00%, 03/15/26(j)(k)	136	111,248
4.00%, 11/15/30(b)	493	375,567
CCO Holdings LLC/CCO Holdings Capital Corp.(b) 5.00%, 02/01/28	7	6,357
6.38%, 09/01/29(f)	7,984	7,444,804
4.75%, 03/01/30(f)	229	192,234
4.50%, 08/15/30(f)	113	92,752
4.25%, 02/01/31(f)	1,749	1,392,271
7.38%, 03/01/31(f)	3,146	3,038,498
4.75%, 02/01/32	229	183,200
4.25%, 01/15/34	975	717,871
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/35	479	446,305
6.48%, 10/23/45	9,584	8,368,204
5.38%, 05/01/47	1,500	1,143,035
6.83%, 10/23/55	3,540	3,128,121
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/27(b)(f)	4,707	4,179,781
7.75%, 04/15/28(b)(f)	1,309	1,045,121
9.00%, 09/15/28	2,095	2,074,762
Comcast Corp., 3.75%, 04/01/40(f)	545	422,181
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	4,099	3,823,128
Cox Communications, Inc., 8.38%, 03/01/39(b)(f)	5,000	5,664,800
CSC Holdings LLC(b) 5.38%, 02/01/28	336	273,542
11.25%, 05/15/28	3,114	3,101,814
4.13%, 12/01/30(f)	272	192,498
4.50%, 11/15/31(f)	726	513,848
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(f)	807	713,533
Discovery Communications LLC, 4.88%, 04/01/43(f)	4,000	2,986,714
DISH DBS Corp. 7.75%, 07/01/26(f)	1,110	832,500
5.25%, 12/01/26(b)	1,102	936,536
5.75%, 12/01/28(b)	189	145,294
DISH Network Corp., 11.75%, 11/15/27(b)	1,373	1,383,251
Frontier Communications Holdings LLC(b) 5.00%, 05/01/28	640	546,446
8.75%, 05/15/30	2,693	2,556,937
GCI LLC, 4.75%, 10/15/28(b)	160	138,000
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(g)(h)	700	649,257
Gray Television, Inc.(b) 5.88%, 07/15/26	263	236,300
7.00%, 05/15/27	335	288,100
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(g)	200	185,444
Hughes Satellite Systems Corp., 5.25%, 08/01/26	152	136,676
Iliad Holding SASU(b) 6.50%, 10/15/26(f)	1,020	958,303
7.00%, 10/15/28	735	669,053
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(f)	2,215	1,883,429

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)	USD 860	$789,910
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(i)	539	159,021
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)	388	255,811
Live Nation Entertainment, Inc.(b) 4.88%, 11/01/24	136	133,620
5.63%, 03/15/26	25	24,003
6.50%, 05/15/27(f)	2,865	2,824,865
4.75%, 10/15/27(f)	711	651,009
3.75%, 01/15/28	155	136,788
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(g)(h)	695	673,406
Nexstar Media, Inc., 5.63%, 07/15/27(b)	75	66,744
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) 5.00%, 08/15/27(f)	998	879,319
4.25%, 01/15/29(f)	461	365,813
4.63%, 03/15/30	151	118,703
Paramount Global, 5.85%, 09/01/43(f)	1,300	1,011,016
Radiate Holdco LLC/Radiate Finance, Inc.(b) 4.50%, 09/15/26(f)	1,066	809,803
6.50%, 09/15/28	2,175	1,141,875
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)(f)	385	238,727
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)	651	594,623
Stagwell Global LLC, 5.63%, 08/15/29(b)	209	168,767
TEGNA, Inc., 4.75%, 03/15/26(b)	64	60,640
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	1,000	900,000
Time Warner Cable LLC, 6.55%, 05/01/37	3,519	3,191,766
Univision Communications, Inc.(b) 6.63%, 06/01/27	60	55,880
8.00%, 08/15/28(f)	477	462,451
7.38%, 06/30/30(f)	242	221,163
UPC Broadband Finco BV, 4.88%, 07/15/31(b)	534	433,330
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	1,452	1,252,960
Ziggo Bond Co. BV, 6.00%, 01/15/27(b)	955	874,294
Ziggo BV, 4.88%, 01/15/30(b)	605	492,866

		82,365,390

Metals & Mining — 2.0%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28(g)	306	298,521
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	202	200,994
ATI, Inc. 5.88%, 12/01/27	374	354,365
7.25%, 08/15/30	764	758,270
5.13%, 10/01/31	656	567,675
Big River Steel LLC/BRS Finance Corp., Series L, 6.63%, 01/31/29(b)	2,606	2,574,832
Carpenter Technology Corp. 6.38%, 07/15/28	58	55,939
7.63%, 03/15/30(f)	108	108,135
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26(g)	200	181,612
Constellium SE(b) 5.88%, 02/15/26	830	810,628
3.75%, 04/15/29(f)	1,731	1,450,434
First Quantum Minerals Ltd., 8.63%, 06/01/31(b)	495	492,525
JSW Steel Ltd., 3.95%, 04/05/27(g)	500	437,870
Kaiser Aluminum Corp.(b) 4.63%, 03/01/28(f)	944	824,291
4.50%, 06/01/31	841	666,180

Security	Par (000)	Value

Metals & Mining (continued)
New Gold, Inc., 7.50%, 07/15/27(b)	USD 1,357	$1,266,738
Novelis Corp.(b) 3.25%, 11/15/26	599	534,965
4.75%, 01/30/30(f)	3,326	2,878,486
3.88%, 08/15/31	932	744,281
Periama Holdings LLC, 5.95%, 04/19/26(g)	200	189,252
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	249	214,180
Southern Copper Corp., 5.88%, 04/23/45(f)	3,870	3,600,648
Steel Dynamics, Inc., 3.25%, 10/15/50	1,145	695,431
Vedanta Resources Finance II PLC(g) 13.88%, 01/21/24	400	357,572
8.95%, 03/11/25	200	146,956

		20,410,780

Multi-Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(b)	453	459,229

Offshore Drilling & Other Services — 0.1%
Entegris Escrow Corp., 4.75%, 04/15/29(b)	258	231,944
Entegris, Inc., 4.38%, 04/15/28(b)	120	106,809
Lam Research Corp., 4.88%, 03/15/49(f)	875	763,773

		1,102,526

Oil, Gas & Consumable Fuels — 13.5%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)	521	516,889
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b) 5.75%, 03/01/27	95	90,673
5.75%, 01/15/28	127	119,789
5.38%, 06/15/29	1,095	1,002,568
Apache Corp., 5.35%, 07/01/49	172	131,773
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
Series B, 9.00%, 11/01/27	602	758,520
Series B, 8.25%, 12/31/28	1,334	1,320,118
Baytex Energy Corp., 8.50%, 04/30/30(b)	110	111,301
Buckeye Partners LP 4.13%, 03/01/25(b)	594	564,254
5.85%, 11/15/43	383	279,588
5.60%, 10/15/44	191	135,902
Callon Petroleum Co. 6.38%, 07/01/26	245	240,446
8.00%, 08/01/28(b)(f)	927	928,324
7.50%, 06/15/30(b)(f)	986	956,003
Chesapeake Energy Corp.(b) 5.88%, 02/01/29	80	75,276
6.75%, 04/15/29(f)	705	689,915
CITGO Petroleum Corp., 8.38%, 01/15/29(b)	733	732,047
Civitas Resources, Inc.(b) 8.38%, 07/01/28	1,204	1,225,070
8.75%, 07/01/31	945	965,288
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44	250	216,198
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	250	241,250
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	2,000	2,061,380
CNX Resources Corp., 7.38%, 01/15/31(b)	166	162,738
Comstock Resources, Inc.(b) 6.75%, 03/01/29(f)	528	485,703

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.(b) (continued) 5.88%, 01/15/30	USD 738	$638,835
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)	2,468	2,187,507
Crescent Energy Finance LLC(b) 7.25%, 05/01/26	1,096	1,074,080
9.25%, 02/15/28	696	710,581
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b) 6.00%, 02/01/29	510	492,303
8.00%, 04/01/29	142	145,655
7.38%, 02/01/31	417	424,694
CrownRock LP/CrownRock Finance, Inc.(b) 5.63%, 10/15/25	1,369	1,347,028
5.00%, 05/01/29	86	80,579
Devon Energy Corp. 5.25%, 09/15/24	100	99,240
5.25%, 10/15/27	130	126,640
5.88%, 06/15/28	204	203,316
4.50%, 01/15/30	117	106,324
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30	318	318,045
Diamondback Energy, Inc.(f) 3.50%, 12/01/29	692	614,054
6.25%, 03/15/33	2,880	2,881,644
DT Midstream, Inc.(b)(f) 4.13%, 06/15/29	591	511,240
4.38%, 06/15/31	568	477,639
Dycom Industries, Inc., 4.50%, 04/15/29(b)	26	22,490
Earthstone Energy Holdings LLC(b)(f) 8.00%, 04/15/27	444	454,443
9.88%, 07/15/31	459	499,150
eG Global Finance PLC(b) 6.75%, 02/07/25(f)	479	470,618
8.50%, 10/30/25	727	715,495
Enbridge, Inc.(a)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78	5,000	4,461,858
Series 16-A, (3-mo. CME Term SOFR + 4.15%), 6.00%, 01/15/77	5,880	5,383,288
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)	518	499,851
Energy Transfer LP 5.50%, 06/01/27	406	399,625
6.13%, 12/15/45(f)	3,579	3,183,526
Series B, (3-mo. LIBOR US + 4.16%), 6.63%(a)(h)	5,000	3,984,820
Series H, (5-year CMT + 5.69%), 6.50%(a)(h)	121	111,181
EnLink Midstream LLC 5.63%, 01/15/28(b)	530	501,107
5.38%, 06/01/29	368	340,400
6.50%, 09/01/30(b)	317	307,500
EnLink Midstream Partners LP 4.15%, 06/01/25	20	19,091
4.85%, 07/15/26	35	32,951
5.60%, 04/01/44	568	471,440
Enterprise Products Operating LLC(f) 4.90%, 05/15/46	5,375	4,577,094
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(a)	4,800	4,223,921
EQM Midstream Partners LP 6.00%, 07/01/25(b)	50	49,224
4.13%, 12/01/26	226	209,197

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP (continued) 7.50%, 06/01/30(b)	USD 141	$141,599
4.75%, 01/15/31(b)(f)	802	690,313
Exxon Mobil Corp., 3.45%, 04/15/51(f)	3,890	2,721,726
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25	99	97,299
7.75%, 02/01/28	368	348,852
8.88%, 04/15/30	232	226,522
Gulfport Energy Corp., 8.00%, 05/17/26(b)	52	52,566
Harbour Energy PLC, 5.50%, 10/15/26(b)	200	186,500
Harvest Midstream I LP, 7.50%, 09/01/28(b)	115	111,163
Hess Corp., 5.80%, 04/01/47(f)	5,000	4,559,440
Hess Midstream Operations LP, 4.25%, 02/15/30(b)	497	419,089
Hilcorp Energy I LP/Hilcorp Finance Co.(b) 6.25%, 11/01/28	238	223,176
5.75%, 02/01/29	272	245,614
6.00%, 04/15/30	32	28,853
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)	390	393,413
ITT Holdings LLC, 6.50%, 08/01/29(b)(f)	711	602,660
Kinder Morgan, Inc. 7.80%, 08/01/31	197	213,822
7.75%, 01/15/32(f)	4,586	4,973,136
Kinetik Holdings LP, 5.88%, 06/15/30(b)(f)	427	400,313
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)	58	55,977
Marathon Petroleum Corp., 5.13%, 12/15/26(f)	937	922,028
Matador Resources Co. 5.88%, 09/15/26	415	400,528
6.88%, 04/15/28(b)	412	404,519
Medco Bell Pte. Ltd., 6.38%, 01/30/27(g)	300	281,799
Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28(g)	400	371,304
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(g)	200	198,234
MPLX LP 5.20%, 03/01/47(f)	3,500	2,858,128
4.70%, 04/15/48(f)	5,000	3,789,994
5.50%, 02/15/49(f)	2,640	2,234,417
5.65%, 03/01/53	885	760,472
Murphy Oil Corp. 5.75%, 08/15/25	2	1,998
5.88%, 12/01/27	46	44,639
5.88%, 12/01/42	47	37,998
Murphy Oil USA, Inc., 4.75%, 09/15/29	323	291,223
Nabors Industries Ltd.(b) 7.25%, 01/15/26	260	251,225
7.50%, 01/15/28	788	728,496
Nabors Industries, Inc. 5.75%, 02/01/25(f)	1,258	1,231,267
7.38%, 05/15/27(b)	11	10,641
New Fortress Energy, Inc.(b) 6.75%, 09/15/25	1,187	1,133,117
6.50%, 09/30/26	288	265,171
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)(f)	539	533,091
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	1,117	1,148,887
Noble Finance II LLC, 8.00%, 04/15/30(b)	486	492,356
Northern Oil and Gas, Inc.(b) 8.13%, 03/01/28	1,220	1,218,536
8.75%, 06/15/31	486	489,645
NuStar Logistics LP 6.00%, 06/01/26	373	361,891

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP (continued) 6.38%, 10/01/30	USD 45	$42,627
Occidental Petroleum Corp., 6.20%, 03/15/40(f)	568	541,420
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)	195	194,215
PDC Energy, Inc., 5.75%, 05/15/26(f)	759	756,381
Permian Resources Operating LLC(b) 5.38%, 01/15/26	64	61,273
7.75%, 02/15/26	635	639,111
6.88%, 04/01/27	208	205,030
5.88%, 07/01/29(f)	571	537,131
Pertamina Persero PT(g) 1.40%, 02/09/26	250	224,963
2.30%, 02/09/31	200	154,978
Petroleos Mexicanos, 6.70%, 02/16/32	695	514,647
Petronas Capital Ltd.(g) 2.48%, 01/28/32	200	158,246
4.50%, 03/18/45	200	164,334
Plains All American Pipeline LP, Series B, (3-mo. CME Term SOFR + 4.37%), 9.74%(a)(h)	2,215	2,090,196
Precision Drilling Corp., 6.88%, 01/15/29(b)	18	17,050
Reliance Industries Ltd., 3.67%, 11/30/27(g)	300	277,920
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)	239	215,092
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)	580	508,487
Sabine Pass Liquefaction LLC(f) 5.75%, 05/15/24	575	573,785
5.88%, 06/30/26	1,481	1,478,404
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31(f)(g)	500	413,270
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(c)	485	486,213
SM Energy Co. 5.63%, 06/01/25	196	191,825
6.75%, 09/15/26	393	385,777
6.63%, 01/15/27	75	73,500
6.50%, 07/15/28	125	120,000
Southwestern Energy Co. 5.70%, 01/23/25	29	28,576
5.38%, 02/01/29(f)	308	283,664
4.75%, 02/01/32	8	6,866
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(g)	200	152,088
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27	141	136,662
5.88%, 03/15/28	317	304,103
7.00%, 09/15/28	277	273,328
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b) 7.50%, 10/01/25	41	40,888
6.00%, 03/01/27	150	140,979
5.50%, 01/15/28	52	47,320
6.00%, 12/31/30	102	90,036
6.00%, 09/01/31	239	208,331
TransCanada PipeLines Ltd., 4.88%, 05/15/48(f)	4,000	3,222,389
Transcanada Trust, (3-mo. LIBOR US + 3.53%), 5.63%, 05/20/75(a)(f)	2,755	2,549,917
Transocean Aquila Ltd., 8.00%, 09/30/28(b)(c)	184	184,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	269	273,708
Transocean, Inc.(b) 7.50%, 01/15/26	1,145	1,119,031
11.50%, 01/30/27	739	775,026

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Transocean, Inc.(b) (continued) 8.00%, 02/01/27	USD 387	$372,488
8.75%, 02/15/30	1,526	1,560,028
Valaris Ltd., 8.38%, 04/30/30(b)	1,131	1,131,848
Venture Global Calcasieu Pass LLC(b) 3.88%, 08/15/29	1,575	1,325,328
4.13%, 08/15/31	910	746,765
3.88%, 11/01/33(f)	1,100	854,068
Venture Global LNG, Inc.(b) 8.13%, 06/01/28	1,960	1,940,680
8.38%, 06/01/31	3,132	3,078,950
Vermilion Energy, Inc., 6.88%, 05/01/30(b)	270	255,473
Vital Energy, Inc. 10.13%, 01/15/28	322	328,200
9.75%, 10/15/30	322	329,175
Western Midstream Operating LP 5.45%, 04/01/44	12	9,673
5.30%, 03/01/48(f)	945	737,612
5.50%, 08/15/48	117	93,029
5.25%, 02/01/50(f)	444	345,891
Williams Cos., Inc.(f) 4.55%, 06/24/24	527	521,291
8.75%, 03/15/32	2,478	2,816,117
5.10%, 09/15/45	5,075	4,263,354
Woodside Finance Ltd., 3.70%, 09/15/26(g)	200	187,310

		136,282,391

Passenger Airlines — 1.4%
Air Canada, 3.88%, 08/15/26(b)	549	498,249
Allegiant Travel Co., 7.25%, 08/15/27(b)	116	109,185
American Airlines, Inc. 5.18%, 10/15/23(d)	588	587,809
11.75%, 07/15/25(b)	64	68,800
7.25%, 02/15/28(b)	137	130,987
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b) 5.50%, 04/20/26	370	361,145
5.75%, 04/20/29(f)	1,764	1,640,849
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	66	59,391
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)(f)	1,793	1,776,365
Singapore Airlines Ltd., 3.00%, 07/20/26(g)	200	187,050
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28(b)	1,377	1,257,238
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29(f)	4,636	4,596,156
United Airlines, Inc.(b) 4.38%, 04/15/26	1,097	1,014,495
4.63%, 04/15/29(f)	1,362	1,170,681
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(b)	192	165,360

		13,623,760

Personal Care Products — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, Series 2020, 6.63%, 07/15/30(b)	378	369,056

Pharmaceuticals — 4.0%
AbbVie, Inc.(f) 4.75%, 03/15/45	5,485	4,708,091

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc.(f) (continued) 4.70%, 05/14/45	USD 3,255	$2,772,843
CVS Health Corp.(f) 5.13%, 07/20/45	3,879	3,264,197
5.05%, 03/25/48	8,205	6,817,086
Jazz Securities DAC, 4.38%, 01/15/29(b)	853	743,717
Merck & Co., Inc., 6.50%, 12/01/33(f)	6,420	6,953,822
Option Care Health, Inc., 4.38%, 10/31/29(b)(f)	461	398,189
Organon & Co./Organon Foreign Debt Co-Issuer BV(b) 4.13%, 04/30/28	1,633	1,418,928
5.13%, 04/30/31(f)	1,000	801,353
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53(f)	3,070	2,852,498
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)	1,021	921,217
Prestige Brands, Inc., 3.75%, 04/01/31(b)	233	187,565
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30(f)	8,270	6,650,210
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26	1,174	1,043,903
4.75%, 05/09/27	200	183,102
7.88%, 09/15/29	451	456,565
8.13%, 09/15/31	200	205,480

		40,378,766

Real Estate Management & Development — 1.0%
Anywhere Real Estate Group LLC / Anywhere Co- Issuer Corp., 7.00%, 04/15/30(b)	409	368,581
Anywhere Real Estate Group LLC/Anywhere Co.- Issuer Corp., Series AI, 7.00%, 04/15/30	320	288,800
AYC Finance Ltd., 3.90%(g)(h)	300	186,000
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(g)	200	186,722
China Resources Land Ltd., 3.75%, 08/26/24(g)	200	194,514
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31	216	208,980
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22(l)(m)	1,050	45,927
Global Prime Capital Pte. Ltd., 5.95%, 01/23/25(g)	200	194,080
Howard Hughes Corp.(b) 5.38%, 08/01/28	399	351,547
4.13%, 02/01/29	176	140,800
New Metro Global Ltd., 4.50%, 05/02/26(g)	349	77,607
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(b)	4,485	4,062,249
Pakuwon Jati Tbk PT, 4.88%, 04/29/28(g)	500	448,630
Shimao Group Holdings Ltd., 3.45%, 01/11/31(g)(l)(m)	200	8,000
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26(g)	200	175,788
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)	70	61,058
Sunac China Holdings Ltd., 7.00%, 07/09/25(g)(l)(m)	200	27,500
Theta Capital Pte. Ltd., 8.13%, 01/22/25(g)	200	154,966
VICI Properties LP, 5.13%, 05/15/32(f)	3,155	2,823,956
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30(g)	200	165,372
Yango Justice International Ltd.(g)(l)(m) 8.25%, 11/25/23	200	2,000
7.50%, 04/15/24	200	2,000

		10,175,077

Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	328	273,342

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment — 2.5%
Broadcom, Inc., 5.00%, 04/15/30(f)	USD 10,970	$10,482,173
NCR Atleos Escrow Corp., 9.50%, 04/01/29	323	312,406
NVIDIA Corp.(f)
3.50%, 04/01/50	2,785	2,029,875
3.70%, 04/01/60	1,760	1,287,263
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27	750	711,412
3.40%, 05/01/30(f)	1,755	1,502,148
QUALCOMM, Inc.(f)
4.30%, 05/20/47	3,500	2,831,743
6.00%, 05/20/53	1,993	2,021,251
Sensata Technologies BV(b)
5.63%, 11/01/24	695	686,937
5.00%, 10/01/25	572	554,518
4.00%, 04/15/29	207	178,247
Sensata Technologies, Inc., 4.38%, 02/15/30(b)	2,150	1,856,537
SK Hynix, Inc., 1.50%, 01/19/26(g)	200	179,394
Synaptics, Inc., 4.00%, 06/15/29(b)	16	13,200
TSMC Global Ltd., 2.25%, 04/23/31(g)	250	200,000

		24,847,104

Software — 2.0%
Alteryx, Inc., 8.75%, 03/15/28(b)(f)	372	370,340
Boxer Parent Co., Inc.(b)
7.13%, 10/02/25	764	760,181
9.13%, 03/01/26	392	390,902
Capstone Borrower, Inc., 8.00%, 06/15/30(b)	453	442,241
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(f)	743	720,348
Cloud Software Group, Inc.(b)
6.50%, 03/31/29	4,620	4,085,608
9.00%, 09/30/29	2,247	1,952,645
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(b)	286	243,740
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	61	51,379
Elastic NV, 4.13%, 07/15/29(b)	718	611,489
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)	205	176,501
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	201	165,208
MicroStrategy, Inc., 6.13%, 06/15/28(b)(f)	180	159,865
Open Text Corp., 6.90%, 12/01/27(b)	988	990,249
Oracle Corp.
3.95%, 03/25/51	4,425	3,033,537
5.55%, 02/06/53(f)	1,280	1,121,489
Playtika Holding Corp., 4.25%, 03/15/29(b)	114	95,190
PTC, Inc.(b)
3.63%, 02/15/25	166	159,531
4.00%, 02/15/28	365	327,131
Sabre GLBL, Inc., 8.63%, 06/01/27(f)	562	476,467
SS&C Technologies, Inc., 5.50%, 09/30/27(b)	3,719	3,509,398
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(f)	955	797,917

		20,641,356

Specialized REITs — 0.1%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)	1,133	1,109,720

Specialty Retail(b) — 0.2%
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/28	481	421,086

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialty Retail (continued)
PetSmart, Inc./PetSmart Finance Corp. (continued)
7.75%, 02/15/29(f)	USD 1,317	$1,227,297
Staples, Inc., 7.50%, 04/15/26	213	175,159

		1,823,542

Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC/EMC Corp.(f)
5.85%, 07/15/25	2,395	2,391,808
8.35%, 07/15/46	2,355	2,752,513
Seagate HDD Cayman(b)
8.25%, 12/15/29	532	546,363
8.50%, 07/15/31	675	692,404

		6,383,088

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.13%, 08/15/31	244	188,782
Hanesbrands, Inc.
4.88%, 05/15/26	250	229,190
9.00%, 02/15/31(f)	142	135,347
Levi Strauss & Co., 3.50%, 03/01/31	523	413,595
William Carter Co., 5.63%, 03/15/27	365	351,039

		1,317,953

Tobacco — 2.5%
Altria Group, Inc., 10.20%, 02/06/39	13,392	17,277,222
BAT Capital Corp., 4.54%, 08/15/47(f)	3,000	2,065,025
BAT International Finance PLC, 1.67%, 03/25/26(f)	4,350	3,919,201
Reynolds American, Inc., 5.85%, 08/15/45(f)	2,335	1,934,150

		25,195,598

Transportation Infrastructure — 0.6%
FedEx Corp., 5.25%, 05/15/50(f)	6,000	5,283,081
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26(g)	200	180,536
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28(b)	541	481,534

		5,945,151

Utilities — 0.0%
Vistra Operations Co. LLC, 7.75%, 10/15/31(b)	462	455,090

Wireless Telecommunication Services — 1.5%
Altice France SA/France, 5.13%, 01/15/29(b)	1,346	957,041
American Tower Corp., 3.60%, 01/15/28(f)	4,000	3,629,625
Crown Castle, Inc., 4.15%, 07/01/50(f)	820	582,796
Digicel Holdings, 8.75%, 05/25/24	27	24,638
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.75%, 05/25/24(b)	635	569,442
SBA Communications Corp.
3.13%, 02/01/29(f)	3,072	2,562,270
3.88%, 02/15/27	30	27,488
Sprint LLC, 7.63%, 03/01/26	1,096	1,126,379
T-Mobile U.S., Inc.
4.75%, 02/01/28(f)	1,013	970,978
2.63%, 02/15/29	438	371,062
3.38%, 04/15/29(f)	676	594,569
2.88%, 02/15/31	235	190,527
3.50%, 04/15/31(f)	990	837,114

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued) 5.05%, 07/15/33(f)	USD 2,000	$1,855,622
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(b)	934	754,553

		15,054,104

Total Corporate Bonds — 114.1% (Cost: $1,249,996,211)		1,154,194,099

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.2%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28	431	400,674
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28	62	58,124
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.65%, 10/31/28	62	61,843
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.36%, 08/03/29	99	98,343
Dynasty Acquisition Co., Inc., 2023 Term Loan B1, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28.	383	381,619
Peraton Corp. 2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.23%, 02/01/29	112	109,773
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/01/28	599	597,130
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3-mo. CME Term SOFR + 2.00%), 7.65%, 11/05/28	150	149,836
Standard Aero Ltd., 2023 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28	164	163,551
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.64%, 08/24/28	313	312,475

		2,333,368

Automobile Components — 0.1%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 04/10/28	75	74,920
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/06/30	298	297,070
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 10.48%, 11/17/28	141	119,392

		491,382

Automobiles — 0.0%
Dealer Tire Financial LLC, Series B, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 12/14/27	221	221,185

Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.49%, 01/24/30	226	181,963
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.74%, 01/24/29	534	506,351

		688,314

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Broadline Retail — 0.1%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 11/24/28	USD 189	$188,390
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 15.17%, 06/30/27(i)	310	292,309
PUG LLC, USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27	461	433,534
Sally Holdings, LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 02/28/30	72	72,453

		986,686

Building Products — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 05/13/29	28	27,760
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 11/23/27	177	166,059
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.92%, 04/28/29	88	88,222
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 07/28/28	98	98,136
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.74%, 12/31/26	339	337,431

		717,608

Capital Markets — 0.2%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.03%, 08/02/29	61	58,149
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 08/02/28	438	432,442
Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.90%, 12/20/29	192	192,103
Azalea Topco, Inc., Term Loan, (1-mo. CME Term SOFR + 3.50%), 9.18%, 07/24/26	265	254,099
Castlelake Aviation Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/26	187	186,264
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/27	80	80,192
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 06/30/28	183	181,979
2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 06/30/28	97	96,792
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.24%, 04/03/28	74	72,730
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.13%, 08/11/28	27	26,955
Osaic Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.82%, 08/17/28	268	267,857

		1,849,562

Security	Par (000)	Value

Chemicals — 0.3%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 09/30/28	USD 214	$211,077
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/24/27	74	72,118
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.32%, 08/27/26	166	161,954
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 8.82%, 08/18/28(d)	148	146,150
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.77%, 10/04/29	116	111,659
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.32%, 01/31/26	110	109,720
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.57%, 02/15/30	37	36,762
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.42%, 07/03/28	87	77,321
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 02/18/30	72	71,192
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.67%, 10/15/28	37	36,354
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 10/15/28	216	210,563
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.15%, 03/02/26	160	160,095
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.82%, 03/29/28	236	228,936
Nouryon USA LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 04/03/28	113	111,946
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 11/09/28	84	83,667
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/14/24	222	220,181
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.97%, 06/09/28	185	183,886
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.63%, 03/16/27	75	74,091
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.69%, 08/02/28	218	216,924
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.40%, 09/22/28	109	108,121

		2,632,717

Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 05/12/28	380	366,761

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies (continued)
Allied Universal Holdco LLC (continued)
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 05/12/28	USD 41	$40,334
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29	53	52,625
Aramark Services, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.93%, 04/06/28	113	112,830
2023 Term Loan B6, (1-mo. CME Term SOFR + 2.50%), 7.93%, 06/22/30	88	87,559
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 09/07/27	296	295,599
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 10/08/28	112	111,891
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28	6	6,229
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28	83	81,912
GFL Environmental, Inc., 2023 First Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27	80	79,707
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.42%, 10/29/28	146	145,235
NEP/NCP Holdco, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.68%, 10/20/25	188	181,756
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.88%, 12/15/28	132	105,074
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 09/23/26	252	251,669
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 08/31/28	583	583,404
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/02/27	236	224,096
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.80%, 07/30/28	158	154,326

		2,881,007

Communications Equipment — 0.0%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.82%, 01/18/30	27	26,887
Viasat, Inc.
2023 Term Loan, 05/30/30(n)	99	91,637
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 03/02/29	149	138,532

		257,056

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.87%, 08/01/30	450	437,765

Security	Par (000)	Value

Construction & Engineering (continued)
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 12/16/27	USD 28	$27,789
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/21/28	75	74,828
USIC Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 05/12/28	147	144,789

		685,171

Construction Materials — 0.1%
American Builders & Contractors Supply Co., Inc., Series A, 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.42%, 01/15/27	121	121,288
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.31%, 03/08/29	97	78,306
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.99%, 04/29/29	192	189,986
Quikrete Holdings, Inc., 2023 Term Loan B, 03/19/29(n)	75	74,957
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.94%, 09/22/28	73	72,894

		537,431

Consumer Staples Distribution & Retail — 0.0%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 09/13/26	41	40,546
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.93%, 11/22/28	200	200,553

		241,099

Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/01/27	459	454,669
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26	125	124,531
Pregis TopCo Corp., 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 07/31/26	74	73,825
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.65%, 09/15/28	150	148,896

		801,921

Distributors — 0.0%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.38%, 10/28/27	203	191,248

Diversified Consumer Services — 0.2%
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 12/10/29	82	69,757
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/11/28	117	111,649

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 11/24/28	USD 188	$186,621
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 06/12/30	167	167,079
Sotheby’s, Series L, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.07%, 01/15/27	367	357,733
Spring Education Group, Inc., Term Loan, 09/29/30(n)	118	116,524
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.43%, 07/30/25	76	76,132
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 10.43%, 09/01/25	269	232,728
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/05/26	337	335,586
WCG Purchaser Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.43%, 01/08/27	154	151,772

		1,805,581

Diversified REITs — 0.0%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.07%, 05/18/30	134	134,188

Diversified Telecommunication Services — 0.3%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.32%, 01/31/26	248	245,904
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28	200	180,210
Connect Finco SARL, 2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.82%, 12/11/26	742	725,985
Iridium Satellite LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%) , 7.90%, 09/20/30	304	302,573
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 03/01/27	180	169,695
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/15/27	243	172,466
ORBCOMM, Inc., Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.25%), 9.80%, 09/01/28	147	131,435
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 09/25/26	376	306,614
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.70%, 01/31/29. 225		219,220
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 03/09/27	585	475,980

		2,930,082

Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.40%, 06/23/28	220	218,327

Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., 2022 Term Loan B, (1-mo. CEM Term SOFR + 2.75%), 8.18%, 07/02/29	114	113,770

Security	Par (000)	Value

Entertainment — 0.3%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.45%, 04/22/26	USD 162	$130,232
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.74%, 05/24/29	12	11,502
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 03/08/30	118	116,896
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 07/21/28	222	220,657
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.82%, 11/27/28	257	255,861
Delta 2 Lux SARL, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 01/15/30	151	213,786
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24	460	444,593
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 10/19/26	451	449,605
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 03/13/28	230	229,763
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.13%, 01/23/25	151	151,061
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.37%, 04/29/26	146	145,456
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 05/18/25	462	460,995
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.56%, 01/20/28	351	350,660

		3,181,067

Financial Services — 0.3%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/21/28	155	154,414
Belron Finance U.S. LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.88%, 11/13/25	369	369,331
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.16%, 04/18/29	54	53,848
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.14%, 04/09/27	752	731,994
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 04/07/28	190	178,600
GIP Pilot Acquisition Partners LP, Term Loan, 09/18/30(d)(n)	37	36,861
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/17/27	96	93,686
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 03/24/25	256	254,962
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 12/11/26	267	264,152

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Financial Services (continued)
Travelport Finance SARL, 2023 Consented Term Loan, (3-mo. CME Term SOFR + 8.50%), 13.74%, 05/29/26	USD 140	$80,544
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 2.93%), 8.37%, 01/31/29.	45	44,358
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/31/28	123	122,881
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27	192	191,895

		2,577,526

Food Products — 0.3%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/01/25	200	192,441
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.82%, 10/10/26	92	90,636
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.93%, 10/25/27	585	584,359
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.67%, 01/29/27	562	557,174
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. LIBOR US + 3.69%), 9.27%, 05/23/25	55	47,414
Hostess Brands, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.89%, 06/28/30	184	184,479
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.47%, 11/12/29	75	74,940
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 06/08/28	306	305,677
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 03/31/28	158	153,563
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/20/28	378	377,884

		2,568,567

Ground Transportation — 0.1%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 04/06/28	98	97,386
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/06/27	71	70,012
Genesee & Wyoming, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%), 7.49%, 12/30/26	185	184,717
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.91%, 08/04/25	78	69,517
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.16%, 03/03/30	297	296,979

		718,611

Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp., 2023 Incremental Term Loan, 09/14/28(d)(n)	112	110,460
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.76%, 05/10/27	194	227,028
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.66%, 11/03/28	372	365,438

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.50%), 10.15%, 03/05/26	USD 106	$98,695
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 05/04/28	110	110,082
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 10/23/28	757	754,270

		1,665,973

Health Care Providers & Services — 0.1%
CHG Healthcare Services, Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 09/29/28	184	182,738
2023 Incremental Term Loan, 09/29/28(n)	36	35,910
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.80%, 11/08/27	196	195,666
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 11/01/28	296	295,002
Envision Healthcare Corp., 2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.64%, 03/31/27	160	35,893
EyeCare Partners LLC, 2020 Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/18/27	197	137,818
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.68%, 08/31/26	82	78,085
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 10/27/28	108	108,614
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.77%, 11/01/28	117	112,999
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 08/31/26	98	97,647
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 05/16/29	32	31,670

		1,312,042

Health Care Technology — 0.1%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 02/15/29	398	389,415
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.43%, 06/02/28	607	580,503
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 08/27/25	330	329,709

		1,299,627

Hotels, Restaurants & Leisure — 0.4%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/02/26	211	201,840
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/31/30	19	18,953
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.84%, 10/02/28	74	72,291

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.57%, 09/23/30	USD 337	$335,675
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 02/06/30	139	139,214
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 08/08/27	121	120,546
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.42%, 03/17/28	183	182,413
ECL Entertainment, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.14%, 08/31/30	62	61,819
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29	589	582,853
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 07/22/28	153	153,527
Four Seasons Hotels Ltd., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.92%, 11/30/29	301	300,944
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 7.17%, 06/22/26	261	261,042
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 12/15/27	343	341,498
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.67%, 03/09/28	126	74,217
PENN Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 05/03/29	152	151,402
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 01/05/29	57	56,696
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/14/29	152	151,546
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/25/28	69	69,222
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.90%, 07/21/26	148	147,727
Station Casinos LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.25% Floor + 2.25%), 7.67%, 02/08/27	297	296,127
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/03/28	308	306,388
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 05/24/30	19	18,856

		4,044,796

Household Durables — 0.1%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.90%, 05/17/28	170	139,933

Security	Par (000)	Value

Household Durables (continued)
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.89%, 02/26/29	USD 329	$319,789
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 10/06/28	312	264,612
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 10/30/27	404	362,955

		1,087,289

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 07/31/30	147	146,107
Constellation Renewables LLC, 2020 Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.18%, 12/15/27	233	232,257

		378,364

Insurance — 0.3%
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.93%, 11/05/27	118	117,588
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/05/27	522	521,197
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.68%, 02/19/28	173	171,693
2023 Incremental Term Loan B, (1-mo. CEM Term SOFR + 2.75%), 8.18%, 02/19/28	54	54,485
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27	260	259,229
2023 Term Loan B4, 02/12/27(n)	73	72,955
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 10/14/27	55	54,416
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.37%, 11/10/29	75	74,676
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.58%, 06/20/30	466	466,450
Jones Deslauriers Insurance Management, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.62%, 03/15/30	143	143,269
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 09/01/27	160	160,130
USI, Inc.
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.14%, 11/22/29	324	323,322
2023 Acquisition Term Loan, 09/27/30(n)	62	61,819
2023 Refi Term Loan, 09/27/30(n)	70	69,767

		2,550,996

Interactive Media & Services — 0.1%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.54%, 02/16/28	50	49,225
Adevinta ASA, USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.32%, 06/26/28	105	105,377

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interactive Media & Services (continued)
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/30/26	USD 250	$249,425
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.43%, 10/30/26	281	280,822
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 10/10/25	76	75,376
Grab Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 01/29/26	119	119,222

		879,447

IT Services — 0.2%
Asurion LLC
2020 Term Loan B8, (3-mo. CME Term SOFR + 3.25%), 8.68%, 12/23/26	291	284,777
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/31/28	175	157,157
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/20/29	44	38,916
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.67%, 08/19/28	75	72,512
Epicor Software Corp., 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 07/30/27	111	110,390
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.49%, 10/01/27	365	355,857
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 08/10/27	124	123,576
2022 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.82%, 11/09/29	221	221,148
GTCR W Merger Sub LLC, USD Term Loan B, 09/20/30(n)	202	201,852
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 02/24/28	449	448,294

		2,014,479

Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.42%, 12/01/28	79	76,691
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27	40	40,447
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 03/15/30	129	128,514

		245,652

Life Sciences Tools & Services — 0.2%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 11/08/27	184	183,194
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.44%, 02/22/28	187	182,575
Curia Global, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.22%, 08/30/26	23	19,041
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 02/04/27	115	113,177

Security	Par (000)	Value

Life Sciences Tools & Services (continued)
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 07/01/30	USD 51	$50,660
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CEM Term SOFR + 2.25%), 7.90%, 07/03/28	211	211,223
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 10/19/27	239	232,080
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 11/15/28	367	364,354
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.90%, 07/03/28	57	57,136
Star Parent, Inc., 2023 Term Loan B, 09/19/30(n)	108	105,465

		1,518,905

Machinery — 0.3%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.86%, 08/17/26	221	220,925
Barnes Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.42%, 09/03/30	54	54,027
Clark Equipment Co., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.99%, 04/20/29	36	36,395
Columbus McKinnon Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 05/14/28	66	66,384
Filtration Group Corp., 2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 10/21/28	296	295,688
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27	207	206,747
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.82%, 03/31/27	299	298,431
Generac Power Systems, Inc., 2019 Term Loan B, 12/13/26(n)	40	39,883
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27	49	49,365
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 06/21/28	450	442,453
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.89%, 11/22/29	259	259,070
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 04/05/29	230	229,027
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.65%, 03/28/25	445	440,847
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.38%, 07/30/27	422	420,779
Vertiv Group Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/02/27	302	301,230
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.43%, 10/04/28	109	108,572

		3,469,823

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 0.2%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28	USD 51	$48,969
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%, 0.25% PIK), 8.82%, 03/03/25(i)	184	176,459
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 7.12%, 04/30/25	123	122,747
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.13%, 08/21/26	254	246,038
Cogeco Financing 2 LP, 2023 Term Loan B, 09/29/28(n)	165	160,863
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.70%, 07/17/25	64	61,906
2019 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/15/27	314	283,761
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27	328	319,820
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 9.17%, 04/21/29.	198	137,552
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.63%, 05/11/29(d)	100	100,156
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/30/28	126	122,955

		1,781,226

Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28	440	435,211
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 09/19/29	26	25,643
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 10/18/28	220	220,632
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 10/05/28	363	362,365

		1,043,851

Passenger Airlines — 0.2%
AAdvantage Loyalty IP Ltd., Series AA, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.34%, 04/20/28	414	426,056
Air Canada, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 08/11/28	370	370,182
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.75%), 7.32%, 01/29/27	302	296,733
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.54%, 02/15/28	277	274,933

Security	Par (000)	Value

Passenger Airlines (continued)
Kestrel Bidco, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.42%, 12/11/26	USD 107	$104,663
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.80%, 06/21/27	281	291,032
United Airlines, Inc., Series AA, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/21/28	351	351,263

		2,114,862

Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.24%, 10/01/26	834	832,437

Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 05/04/25	124	121,228
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.42%, 02/28/28	99	98,601
Bausch Health Cos., Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.67%, 02/01/27	143	115,919
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/01/27	297	290,889
Jazz Financing Lux SARL, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 05/05/28	264	264,403
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 06/02/28	197	196,305
Perrigo Investments LLC, Term Loan B, 04/20/29(n)	115	114,461
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.49%, 11/18/27(d)	152	150,068

		1,351,874

Professional Services — 0.3%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 02/04/28	221	220,827
ASGN, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 08/30/30	50	50,125
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.50%), 11.93%, 06/04/29	100	83,833
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28	535	493,323
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.00%), 8.32%, 01/18/29	304	302,753
2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/06/26	478	477,594

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Professional Services (continued)
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29	USD 76	$74,912
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29	165	162,720
Fleetcor Technologies Operating Co. LLC, Series C, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/28/28	223	222,048
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 04/29/29	242	229,878
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 7.17%, 11/16/26	111	110,840
2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 12/01/28	371	370,227
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.67%, 02/28/27	258	256,911

		3,055,991

Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 08/21/25	12	11,685
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 01/31/30	196	193,035
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/31/30	109	107,910

		312,630

Semiconductors & Semiconductor Equipment — 0.0%
MKS Instruments, Inc.
2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 08/17/29	178	178,074
2023 Term Loan B, 08/17/29(n)	47	46,881
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.91%, 12/02/28	110	109,324

		334,279

Software — 0.7%
Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.89%, 09/18/26	74	74,055
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.87%, 08/15/29	117	115,985
Boxer Parent Co., Inc., 2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/02/25	137	136,465
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 09/21/28	185	184,056
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 07/06/29	296	295,605
Cloud Software Group, Inc., 2022 USD Term Loan B, (3-mo. CEM Term SOFR + 4.50%), 9.99%, 03/30/29	711	682,378
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 10/08/29	113	106,785

Security	Par (000)		Value

Software (continued)
Cloudera, Inc. (continued)
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/08/28(d)	USD 89		$87,296
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 10/16/28	150		142,388
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28(d)	45		42,975
2020 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.07%, 12/01/27	—	(o)	2
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 12/01/27	382		381,524
Helios Software Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.74%, 07/18/30.	153		152,120
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 10/27/28	421		418,952
Instructure Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.68%, 10/30/28	98		98,193
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.63%, 07/27/28	250		185,140
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.88%, 07/27/29	193		88,978
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 03/01/29	371		362,133
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.57%, 02/23/29	247		217,916
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28	793		766,464
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.42%, 09/12/29	184		183,261
Proofpoint, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 08/31/28	559		553,596
RealPage, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/24/28	807		796,776
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.37%, 08/01/25	181		180,708
Sophia LP, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 10/07/27	289		288,104
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.62%, 05/03/27	112		112,158
Ultimate Software Group, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.62%, 05/04/26	280		279,228

			6,933,241

Specialty Retail — 0.1%
EG Group Ltd., 2021 Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.73%, 03/31/26	296		295,490
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 05/04/28	311		309,866

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialty Retail (continued)
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/11/28	USD 397	$395,065
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.42%, 08/04/28	177	176,868
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 10/20/28	89	85,592
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.93%, 10/20/28	90	86,681
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 02/08/28(d)	22	19,360

		1,368,922

Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.42%, 07/23/26	66	43,578

Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.53%, 02/20/29	100	99,998
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30(d)	58	56,411

		156,409

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1- mo. CME Term SOFR + 2.25%), 7.68%, 05/19/28	185	184,481
Core & Main LP, 2021 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.84%, 07/27/28	554	552,719
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28	446	441,356
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.92%, 06/02/28	67	66,340
TMK Hawk Parent Corp., 2020 Super Priority Second Out Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.17%, 08/28/24(d)	121	77,104

		1,322,000

Transportation Infrastructure — 0.0%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 09/22/28	158	157,703
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 09/22/28	114	113,197
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.57%, 12/15/26(d)	122	120,861
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.64%, 03/17/30	79	76,182

		467,943

Security	Par (000)	Value

Wireless Telecommunication Services — 0.0%
Digicel International, 2017 Term Loan B1, 05/27/24(n)	USD 4	$3,929
Digicel International Finance Ltd., 2017 Term Loan B, (3-mo. LIBOR US + 3.25%), 8.90%, 05/28/24	101	90,883
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/30/28	64	63,257
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/11/25	186	185,381

		343,450

Total Floating Rate Loan Interests — 7.1% (Cost: $72,842,100)		71,693,560

Foreign Agency Obligations

Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45	6,525	4,837,178

China — 0.1%
China Development Bank/Hong Kong, 2.00%, 02/16/27(g)	200	181,308
Export-Import Bank of China, 3.38%, 03/14/27(g)	200	189,296

		370,604

Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44(f)	4,000	2,862,680

Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52	200	133,110

India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28(g)	200	184,518

Indonesia — 0.6%
Indonesia Government International Bond 5.88%, 01/15/24(b)(f)	4,400	4,393,180
4.65%, 09/20/32	250	233,105
4.85%, 01/11/33	200	190,432
5.25%, 01/17/42(g)	200	185,080
4.75%, 07/18/47(g)	200	170,702
3.70%, 10/30/49	200	139,532
3.50%, 02/14/50	200	135,594
Perusahaan Penerbit SBSN Indonesia III(g)
1.50%, 06/09/26	200	179,170
4.40%, 06/06/27	200	192,622

		5,819,417

Mexico — 0.5%
Mexico Government International Bond, Series 16-2, 4.75%, 03/08/44(f)	5,800	4,431,780

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pakistan — 0.0%
Pakistan Government International Bond(g) 6.00%, 04/08/26	USD 450	$231,399
7.38%, 04/08/31	200	92,876

		324,275

Philippines — 0.0%
Philippines Government International Bond 3.70%, 03/01/41	300	225,246
2.65%, 12/10/45	200	120,062

		345,308

Qatar — 0.0%
Qatar Government International Bond, 5.10%, 04/23/48(g)	200	180,554

Saudi Arabia — 0.0%
Saudi Government International Bond(g) 4.00%, 04/17/25	200	194,888
4.50%, 10/26/46	200	157,338

		352,226

South Korea — 0.1%
Export-Import Bank of Korea 0.63%, 06/29/24	250	240,617
1.63%, 01/18/27	200	177,748
Korea Development Bank 3.75%, 01/22/24	200	198,794
2.00%, 02/24/25	200	190,432
4.38%, 02/15/33	200	184,224
Korea Expressway Corp., 1.13%, 05/17/26(g)	200	178,358

		1,170,173

United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34	250	249,688

Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50(f)	3,500	3,101,175

Total Foreign Agency Obligations — 2.4% (Cost: $29,023,626)		24,362,686

	Shares

Investment Companies

Fixed Income Funds — 0.3%
Invesco Senior Loan ETF	120,000	2,518,800

Total Investment Companies — 0.3% (Cost: $2,508,762)		2,518,800

Security	Par (000)	Value

Municipal Bonds

New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31	USD 10,000	$10,227,840

Total Municipal Bonds — 1.0% (Cost: $9,833,900)		10,227,840

Preferred Securities

Capital Trusts — 9.8%

Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70%(a)(h)	2,565	2,192,070

Banks(a)(h) — 2.9%
HSBC Capital Funding Dollar 1 LP, 10.18%(b)	11,835	14,425,622
Industrial & Commercial Bank of China Ltd., 3.20%(g)	300	275,304
ING Groep NV, 3.88%	1,808	1,304,438
Macquarie Bank Ltd., 6.13%(b)	1,885	1,676,231
Nordea Bank Abp, 6.63%(b)	5,540	5,172,101
PNC Financial Services Group, Inc., Series V, 6.20%(f)	5,529	5,081,180
Rizal Commercial Banking Corp., 6.50%(g)	700	635,166
TMBThanachart Bank PCL, 4.90%(g)	700	672,000
Wells Fargo & Co., Series S, 5.90%	281	275,367

		29,517,409

Capital Markets — 0.1%
State Street Corp., Series F, 9.27%(a)(h)	618	619,338

Electric Utilities — 0.8%
PPL Capital Funding, Inc., Series A, 8.32%, 03/30/67(a)	8,300	7,596,033

Financial Services — 3.3%
Barclays PLC(a)(h) 4.38%	1,630	1,131,289
8.00%	4,500	4,424,538
BNP Paribas SA, 7.38%(a)(b)(h)	4,535	4,435,160
Credit Agricole SA, 8.13%(a)(b)(f)(h)	5,000	4,963,700
JPMorgan Chase & Co., 8.75%, 09/01/30(f)	2,000	2,312,306
Lloyds Banking Group PLC, 7.50%(a)(h)	8,285	7,740,478
NatWest Group PLC, 8.00%(a)(h)	970	942,452
UBS Group AG, 7.00%(a)(b)(h)	7,500	7,390,342

		33,340,265

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(a)(b)(h)	481	438,913

Insurance — 1.8%
ACE Capital Trust II, 9.70%, 04/01/30(f)	7,000	8,186,213
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27	5,000	4,647,565
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52(a)(g)	200	194,376
MetLife, Inc., 6.40%, 12/15/66(f)	5,000	4,885,597

		17,913,751

Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 8.45%, 06/01/67(a)	2,500	2,287,548

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Management & Development — 0.0%
NWD Finance BVI Ltd., 4.13%(a)(g)(h)	USD 409	$202,819

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79(a)	4,745	4,712,771

		98,820,917

	Shares

Preferred Stocks — 2.2%

Banks — 1.2%
Citigroup, Inc., Series K(a)(h)	488,320	12,315,430

Capital Markets — 0.5%
State Street Corp., Series D(a)(h)	220,495	5,525,605

Interactive Media & Services — 0.5%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,403,593)(d)(e)	31,062	5,091,418

		22,932,453

Total Preferred Securities — 12.0% (Cost: $127,892,219)		121,753,370

	Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 7.2%
Uniform Mortgage-Backed Securities, 4.50%, 10/13/52(p)	USD 79,260	72,768,330

Total U.S. Government Sponsored Agency Securities — 7.2% (Cost: $74,609,667)		72,768,330

	Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(m)	342	—

Total Warrants — 0.0% (Cost: $—)		—

Total Long-Term Investments — 160.5% (Cost: $1,731,652,815)		1,623,593,267

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(q)(r)	3,452,187	$3,452,187

Total Short-Term Securities — 0.3% (Cost: $3,452,187)		3,452,187

Options Purchased — 0.2% (Cost: $1,785,530)		1,567,544

Total Investments Before Options Written — 161.0% (Cost: $1,736,890,532)		1,628,612,998

Options Written — (0.0)% (Premiums Received: $(545,250))		(306,594)

Total Investments, Net of Options Written — 161.0% (Cost: $1,736,345,282)		1,628,306,404

Liabilities in Excess of Other Assets — (61.0)%		(616,855,514)

Net Assets — 100.0%		$1,011,450,890

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,102,444, representing 0.5% of its net assets as of period end, and an original cost of $3,412,572.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Perpetual security with no stated maturity date.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Non-income producing security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,145,069	$—	$(4,692,882	)(a)	$—	$—	$3,452,187	3,452,187	$277,176	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	5.50	%(b)	02/09/23	Open		$460,156	$460,156	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	06/30/23	Open		274,775	278,427	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	07/19/23	Open		316,418	319,841	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	07/20/23	Open		4,446,969	4,494,530	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	07/25/23	Open		390,150	393,792	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35	(b)	07/25/23	Open		461,000	465,475	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	07/25/23	Open		470,470	475,124	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	07/25/23	Open		367,000	370,631	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	07/27/23	Open		703,575	710,536	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	07/28/23	Open		1,979,656	1,998,374	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	07/28/23	Open		2,355,000	2,377,267	Capital Trusts	Open/Demand
TD Securities (USA) LLC	5.49	(b)	07/28/23	Open		2,393,072	2,415,737	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	07/31/23	Open		873,750	881,848	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	07/31/23	Open		756,860	763,593	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	07/31/23	Open		461,874	466,061	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	07/31/23	Open		1,219,247	1,230,300	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	07/31/23	Open		1,034,034	1,036,593	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	08/02/23	Open		647,339	653,142	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	(b)	08/04/23	Open		150,635	150,865	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.37	(b)	08/04/23	Open		3,444,300	3,472,558	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	08/04/23	Open		157,000	158,319	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50	(b)	08/04/23	Open		321,315	323,524	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	08/04/23	Open		352,260	355,032	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	08/04/23	Open		569,993	574,608	Corporate Bonds	Open/Demand
BNP Paribas SA	5.32	(b)	08/04/23	Open		1,817,750	1,832,524	Corporate Bonds	Open/Demand
BNP Paribas SA	5.35	(b)	08/04/23	Open		283,993	286,314	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	08/04/23	Open		202,373	204,033	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	08/04/23	Open		654,075	659,461	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	08/04/23	Open		169,200	170,593	Corporate Bonds	Open/Demand
BNP Paribas SA	5.40	(b)	08/04/23	Open		987,305	995,450	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	08/04/23	Open		632,738	637,967	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	08/04/23	Open		2,673,000	2,695,134	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	08/04/23	Open		1,857,206	1,872,585	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	08/04/23	Open		694,485	700,257	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	08/04/23	Open		1,872,500	1,888,063	Capital Trusts	Open/Demand
BNP Paribas SA	5.44	(b)	08/04/23	Open		330,413	333,159	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		335,000	337,789	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		4,575,000	4,613,093	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		702,900	708,753	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		279,840	282,170	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		454,515	458,299	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/04/23	Open		1,584,491	1,597,684	Corporate Bonds	Open/Demand
BNP Paribas SA	5.46	(b)	08/04/23	Open		1,794,679	1,809,649	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	08/04/23	Open		515,780	520,098	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	08/04/23	Open		528,710	533,145	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	08/04/23	Open		339,063	341,906	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	08/04/23	Open		249,575	251,668	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	5.49	%(b)	08/04/23	Open		$5,079,769	$5,122,375	Capital Trusts	Open/Demand
BNP Paribas SA	5.50	(b)	08/04/23	Open		4,506,250	4,544,115	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50	(b)	08/04/23	Open		2,480,625	2,501,469	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50	(b)	08/04/23	Open		3,055,237	3,080,910	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50	(b)	08/04/23	Open		8,348,200	8,418,348	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.00	(b)	08/04/23	Open		1,743,625	1,756,944	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	08/04/23	Open		624,225	629,232	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		4,158,000	4,192,621	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		821,250	828,088	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		389,375	392,617	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		4,077,255	4,111,204	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		2,746,406	2,769,274	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		1,615,000	1,628,447	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/04/23	Open		828,750	835,650	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50	(b)	08/04/23	Open		5,347,500	5,384,264	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/04/23	Open		407,048	410,375	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		125,000	126,047	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		156,173	157,480	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		183,398	184,933	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		394,641	397,945	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		1,126,425	1,135,856	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		428,738	432,327	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		184,280	185,823	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		167,000	168,398	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		1,687,875	1,702,006	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		1,820,000	1,835,237	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		548,961	553,557	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		201,105	202,789	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		1,751,765	1,766,431	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		386,250	389,484	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		633,290	638,592	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		169,531	170,951	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		264,000	266,210	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		215,078	216,878	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		220,500	222,346	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		1,252,595	1,263,082	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		925,000	932,744	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		425,130	428,689	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		191,215	192,816	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/04/23	Open		386,664	389,901	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.45	(b)	08/04/23	Open		6,410,844	6,464,223	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		13,720,937	13,836,232	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		5,143,562	5,186,783	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		11,300,000	11,394,951	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	08/04/23	Open		12,168,047	12,270,293	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.48	(b)	08/04/23	Open		5,703,906	5,751,661	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,856,250	3,888,594	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,905,000	2,929,366	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,824,920	2,848,614	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		4,562,031	4,600,295	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		1,978,912	1,995,511	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,954,431	3,987,599	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,958,375	2,983,188	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		779,844	786,385	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		6,933,600	6,991,756	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		5,422,500	5,467,981	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,640,675	2,662,824	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		5,919,607	5,969,258	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		427,144	430,726	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		574,275	579,092	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		4,587,500	4,625,978	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		4,929,950	4,971,300	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	5.49	%(b)	08/04/23	Open		$1,254,531	$1,265,054	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		1,322,200	1,333,290	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		4,019,125	4,052,835	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		1,653,862	1,667,734	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		582,205	587,088	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,823,975	2,847,661	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		935,759	943,607	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,088,750	2,106,269	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,023,125	3,048,481	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,850,000	3,882,292	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,277,662	2,296,766	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		8,155,000	8,223,400	Capital Trusts	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		6,726,975	6,783,398	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,352,694	2,372,427	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		4,575,044	4,613,417	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,701,951	3,733,001	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,293,212	2,312,447	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		1,059,975	1,068,866	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		1,872,000	1,887,701	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		590,400	595,352	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		896,006	903,522	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		6,512,625	6,567,250	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		871,850	879,163	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,768,187	3,799,793	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		895,262	902,772	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,180,836	3,207,516	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,283,600	2,302,754	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		1,041,625	1,050,362	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,918,125	2,942,601	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		498,015	502,192	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,652,219	3,682,852	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		811,134	817,937	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,588,437	2,610,148	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		826,650	833,584	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		583,109	588,000	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		845,500	852,592	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,040,334	2,057,447	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,873,812	2,897,917	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,070,000	3,095,750	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		1,423,611	1,435,552	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		774,687	781,185	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		5,762,981	5,811,318	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		569,800	574,579	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		4,217,812	4,253,189	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		4,723,956	4,763,578	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,071,344	2,088,717	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,511,250	2,532,313	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,811,444	2,835,025	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,982,694	3,007,711	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		602,040	607,090	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,520,000	3,549,524	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		8,949,237	9,024,299	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		2,749,462	2,772,524	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,075,469	3,101,264	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		10,762,500	10,852,770	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/04/23	Open		3,297,150	3,324,805	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	08/04/23	Open		10,147,250	10,232,515	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	08/04/23	Open		6,053,270	6,104,134	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	08/04/23	Open		4,911,987	4,953,262	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	08/15/23	Open		995,452	1,002,385	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/18/23	Open		331,335	333,407	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	08/18/23	Open		4,024,095	4,049,256	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	5.42	%(b)	08/22/23	Open		$763,460	$767,943	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	08/22/23	Open		975,532	981,313	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/22/23	Open		494,968	497,906	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	08/22/23	Open		474,289	477,104	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	08/23/23	Open		1,282,792	1,289,901	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	08/29/23	Open		521,428	523,954	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50	(b)	08/29/23	Open		158,750	159,385	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		3,189,407	3,204,574	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		303,628	305,071	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	08/29/23	Open		485,000	487,306	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	09/05/23	Open		417,971	419,544	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/06/23	Open		972,849	976,403	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	09/08/23	Open		446,175	447,501	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.50		09/12/23	10/18/23		545,738	546,965	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		447,125	448,332	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		316,969	317,825	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		165,938	166,386	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		577,005	578,563	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		1,143,750	1,146,838	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		09/12/23	10/18/23		691,250	693,116	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		669,625	671,450	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		845,000	847,303	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		694,282	696,174	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		234,465	235,104	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/12/23	10/18/23		251,777	252,463	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		84,510	84,742	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		639,600	641,359	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		587,325	588,940	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		2,610,280	2,617,458	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/12/23	10/18/23		610,000	611,678	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	(3.75)		09/13/23	10/19/23		135,225	134,986	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.75		09/13/23	10/19/23		464,999	466,042	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.40		09/13/23	10/19/23		2,578,092	2,584,666	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		2,431,287	2,437,545	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		5,234,936	5,248,409	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		09/13/23	10/19/23		4,118,750	4,129,350	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		09/13/23	10/19/23		1,181,250	1,184,312	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		09/13/23	10/19/23		2,006,250	2,011,451	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		09/13/23	10/19/23		951,560	954,027	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.49		09/13/23	10/19/23		1,088,000	1,090,821	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		09/13/23	10/19/23		2,856,355	2,863,760	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.50		09/13/23	10/19/23		3,705,170	3,714,793	Foreign Agency Obligations	Up to 30 Days
Barclays Capital, Inc.	5.50		09/13/23	10/19/23		4,086,976	4,097,591	Foreign Agency Obligations	Up to 30 Days
Nomura Securities International, Inc.	5.48	(b)	09/13/23	Open		219,083	219,649	Corporate Bonds	Open/Demand
BofA Securities, Inc.	0.00		09/14/23	10/20/23		710,314	710,314	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	2.50		09/14/23	10/20/23		620,449	621,138	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.25		09/14/23	10/20/23		664,934	665,894	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.50		09/14/23	10/20/23		588,455	589,370	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15		09/14/23	10/20/23		433,440	434,239	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25		09/14/23	10/20/23		204,027	204,412	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50		09/14/23	10/20/23		266,341	266,874	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		09/14/23	10/20/23		507,896	509,059	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		09/14/23	10/20/23		502,144	503,304	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		138,431	138,754	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		1,937,500	1,942,021	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		457,714	458,782	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		09/14/23	10/20/23		1,327,900	1,330,998	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.33		09/14/23	10/20/23		830,728	832,695	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		1,730,685	1,734,800	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		921,052	923,243	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		344,451	345,270	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		09/14/23	10/20/23		1,422,078	1,425,459	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.40%	09/14/23	10/20/23		$288,500	$289,192	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		766,250	768,089	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		1,095,000	1,097,628	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		173,233	173,648	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		163,800	164,193	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		540,690	541,988	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		1,502,531	1,506,137	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		1,100,287	1,102,928	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		402,405	403,371	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		946,594	948,866	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		1,033,822	1,036,304	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		1,673,852	1,677,870	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		169,800	170,208	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		2,800,800	2,807,522	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		322,448	323,221	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		469,875	471,003	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		1,065,680	1,068,238	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		1,326,256	1,329,439	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		572,000	573,373	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		219,425	219,952	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		273,455	274,111	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		396,709	397,661	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	09/14/23	10/20/23		448,500	449,576	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		416,770	417,780	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		524,790	526,061	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		841,211	843,248	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		1,874,212	1,878,752	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		3,780,000	3,789,156	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		1,258,425	1,261,473	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		494,321	495,519	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		4,072,530	4,082,395	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		6,909,375	6,926,111	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		2,717,244	2,723,826	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		393,490	394,443	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		635,000	636,538	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		372,040	372,941	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		830,751	832,763	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		1,825,000	1,829,421	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		109,519	109,784	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	09/14/23	10/20/23		337,500	338,318	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.48	09/14/23	10/20/23		2,643,750	2,650,189	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.48	09/14/23	10/20/23		2,861,250	2,868,219	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.49	09/14/23	10/20/23		5,065,425	5,077,785	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		414,689	415,702	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		311,170	311,930	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		379,245	380,172	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		9,403,937	9,426,925	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		274,184	274,854	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		883,890	886,051	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		362,613	363,499	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		700,481	702,194	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		268,721	269,378	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		1,737,482	1,741,730	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		70,484	70,656	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		4,760,000	4,771,636	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		1,624,722	1,628,693	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		737,500	739,303	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		4,833,950	4,845,766	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		364,841	365,733	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		9,787,500	9,811,425	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		167,315	167,724	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	09/14/23	10/20/23		407,468	408,464	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	5.50%		09/14/23	10/20/23		$268,821	$269,478	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		09/14/23	10/20/23		515,849	517,110	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		09/14/23	10/20/23		6,943,481	6,960,454	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		09/14/23	10/20/23		4,618,220	4,629,509	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		09/14/23	10/20/23		562,435	563,810	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		09/18/23	10/20/23		447,228	448,040	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		09/19/23	10/18/23		184,800	185,111	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.25		09/25/23	10/18/23		572,452	572,869	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.30		09/25/23	10/18/23		159,675	159,792	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/25/23	10/18/23		149,917	150,030	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		09/25/23	10/18/23		362,225	362,499	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		478,485	478,849	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		272,744	272,951	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		516,709	517,102	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		384,420	384,713	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		912,500	913,195	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		210,031	210,191	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	09/25/23	Open		450,945	451,289	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.65		09/28/23	10/19/23		93,266	93,296	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		09/28/23	10/19/23		1,599,237	1,599,739	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.75		09/28/23	10/20/23		102,418	102,439	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		09/28/23	10/20/23		572,688	572,862	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.32	(b)	09/28/23	Open		1,506,720	1,507,165	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.45		09/29/23	10/20/23		304,771	304,771	Corporate Bonds	Up to 30 Days

						$582,163,579	$585,965,800

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts 10-Year U.S. Treasury Note	851	12/19/23	$91,921	$(1,757,289)
2-Year U.S. Treasury Note	768	12/29/23	155,670	(548,399)
5-Year U.S. Treasury Note	1,111	12/29/23	117,020	(774,236)

				(3,079,924)

Short Contracts
Russell 2000 E-Mini Index	218	12/15/23	19,605	537,549
10-Year U.S. Ultra Long Treasury Note	638	12/19/23	71,157	1,868,120
U.S. Long Bond	1,045	12/19/23	118,967	5,794,697
Ultra U.S. Treasury Bond	50	12/19/23	5,944	411,678

				8,612,044

				$5,532,120

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,706,045	EUR	1,589,000	Societe Generale	12/20/23	$19,915
USD	292,172	GBP	236,000	Natwest Markets PLC	12/20/23	4,072

						$23,987

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	910	03/15/24	USD	95.50	USD	215,261	$210,438

Put
iShares Russell 2000 ETF	1,921	10/06/23	USD	171.00	USD	33,952	67,235
InvesCo QQQ Trust, Series 1	569	10/20/23	USD	360.00	USD	20,386	391,757
iShares Russell 2000 ETF	1,917	10/20/23	USD	180.00	USD	33,881	898,114

							1,357,106

							$1,567,544

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	910	03/15/24	USD	97.00	USD	215,261	$(68,250)

Put
iShares Russell 2000 ETF	1,921	10/06/23	USD	165.00	USD	33,952	(12,487)
InvesCo QQQ Trust, Series 1	569	10/20/23	USD	320.00	USD	20,386	(23,614)
iShares Russell 2000 ETF	1,917	10/20/23	USD	170.00	USD	33,881	(202,243)

							(238,344)

							$(306,594)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V1	5.00%	Quarterly	12/20/28	USD 55,000	$(539,988)	$(447,785)	$(92,203)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$166,063,556	$—	$166,063,556
Common Stocks	—	—	11,026	11,026
Corporate Bonds	—	1,153,606,290	587,809	1,154,194,099
Floating Rate Loan Interests	—	70,745,858	947,702	71,693,560
Foreign Agency Obligations	—	24,362,686	—	24,362,686
Investment Companies	2,518,800	—	—	2,518,800
Municipal Bonds	—	10,227,840	—	10,227,840
Preferred Securities
Capital Trusts	—	98,820,917	—	98,820,917
Preferred Stocks	17,841,035	—	5,091,418	22,932,453
U.S. Government Sponsored Agency Securities	—	72,768,330	—	72,768,330
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	3,452,187	—	—	3,452,187
Options Purchased
Equity Contracts	1,357,106	—	—	1,357,106
Interest Rate Contracts	210,438	—	—	210,438

	$25,379,566	$1,596,595,477	$6,637,955	$1,628,612,998

Derivative Financial Instruments(a)
Assets
Equity Contracts	$537,549	$—	$—	$537,549
Foreign Currency Exchange Contracts	—	23,987	—	23,987
Interest Rate Contracts	8,074,495	—	—	8,074,495
Liabilities
Credit Contracts	—	(92,203)	—	(92,203)
Equity Contracts	(238,344)	—	—	(238,344)
Interest Rate Contracts	(3,148,174)	—	—	(3,148,174)

	$5,225,526	$(68,216)	$—	$5,157,310

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $585,965,800 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

BAB	Build America Bond

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

Portfolio Abbreviation (continued)

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	36